Vanguard® Global Credit Bond Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (9.2%)
	United States Treasury Note/Bond	0.875%	9/30/26	6,751	6,502
	United States Treasury Note/Bond	1.250%	5/15/50	1,630	772
	United States Treasury Note/Bond	1.375%	8/15/50	1,500	729
	United States Treasury Note/Bond	1.625%	5/15/31–11/15/50	2,898	2,003
	United States Treasury Note/Bond	1.875%	2/15/32	2,000	1,745
	United States Treasury Note/Bond	2.000%	11/15/41	1,815	1,237
	United States Treasury Note/Bond	2.375%	11/15/49–5/15/51	2,878	1,813
	United States Treasury Note/Bond	2.500%	2/15/45	3,000	2,086
[1]	United States Treasury Note/Bond	2.750%	4/30/27–11/15/42	6,291	5,405
	United States Treasury Note/Bond	2.875%	5/15/32–5/15/52	4,095	3,395
	United States Treasury Note/Bond	3.125%	11/15/41	3,000	2,431
	United States Treasury Note/Bond	3.250%	5/15/42	2,000	1,636
	United States Treasury Note/Bond	3.500%	4/30/28	2,599	2,572
	United States Treasury Note/Bond	3.625%	9/30/31	3,725	3,634
	United States Treasury Note/Bond	3.875%	12/31/29	2,545	2,539
	United States Treasury Note/Bond	4.000%	2/28/30	1,200	1,203
[2]	United States Treasury Note/Bond	4.125%	1/31/27–8/15/44	7,541	7,452
	United States Treasury Note/Bond	4.250%	12/31/26–1/31/30	4,304	4,347
	United States Treasury Note/Bond	4.375%	11/30/28–8/15/43	5,686	5,719
[3]	United States Treasury Note/Bond	4.500%	5/15/27	3,410	3,440
	United States Treasury Note/Bond	4.625%	4/30/29–11/15/44	6,054	5,959
	United States Treasury Note/Bond	4.750%	2/15/41–2/15/45	6,464	6,390
Total U.S. Government and Agency Obligations (Cost $73,019)					73,009
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United States (0.0%)
[4]	CD Mortgage Trust Series 2018-CD7	4.839%	8/15/51	50	46
[4,5]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	100	100
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $148)					146
Corporate Bonds (67.6%)
Australia (5.5%)
[4,6]	AGI Finance Pty Ltd.	6.109%	6/28/30	2,560	1,738
[4,6]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	6,000	3,716
[4,6]	Aurizon Network Pty Ltd.	2.900%	9/2/30	2,000	1,156
[4,6]	Aurizon Network Pty Ltd.	6.100%	9/12/31	890	595
[4,6]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	2,150	1,336
[4,6]	Ausgrid Finance Pty Ltd.	5.408%	3/28/31	5,000	3,283
[4,6]	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	2,370	1,412
[5]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/32	320	349
[4,6,7]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.147%	5/16/33	5,000	3,307
[4,6,7]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.950%	5.670%	1/16/34	1,625	1,067
[4,6]	Australian Gas Networks Ltd.	2.149%	4/28/28	400	243
[4,8]	CIMIC Finance Ltd.	1.500%	5/28/29	2,400	2,549
[4,6]	Coles Group Treasury Pty Ltd.	2.100%	8/27/30	470	266
[4,6,7]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.700%	6.510%	11/9/32	5,000	3,322
[5]	Glencore Finance Canada Ltd.	5.550%	10/25/42	35	33
[5]	Glencore Funding LLC	6.125%	10/6/28	120	125
[5]	Glencore Funding LLC	5.700%	5/8/33	58	60
[4,6]	Lonsdale Finance Pty Ltd.	5.500%	11/19/31	2,500	1,647
[5]	Macquarie Bank Ltd.	3.624%	6/3/30	80	75
[6]	Macquarie Bank Ltd.	5.953%	3/1/34	3,000	1,992
[6,7]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	5.655%	3/1/34	2,870	1,872
[5]	Macquarie Group Ltd.	4.098%	6/21/28	330	326
[5]	National Australia Bank Ltd.	2.990%	5/21/31	250	224
[4,6]	Network Finance Co. Pty Ltd.	2.579%	10/3/28	760	462
[4,6]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	1,190	766
[4,6]	Pacific National Finance Pty Ltd.	3.700%	9/24/29	1,500	895
[4,6]	Perth Airport Pty Ltd.	5.600%	3/5/31	2,810	1,856
[4,6]	Qantas Airways Ltd.	2.950%	11/27/29	1,130	673
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	250	244
[4,6]	Stockland Trust	2.300%	3/24/28	800	488
[4,6]	Sydney Airport Finance Co. Pty Ltd.	5.900%	4/19/34	1,500	999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Victoria Power Networks Finance Pty Ltd.	5.057%	3/14/29	1,500	984
[4,6]	WestConnex Finance Co. Pty Ltd.	6.150%	10/9/30	3,380	2,288
	Westpac Banking Corp.	2.963%	11/16/40	75	55
[4,6]	Woolworths Group Ltd.	1.850%	11/15/27	2,070	1,266
[4,6]	Woolworths Group Ltd.	5.910%	11/29/34	3,000	2,000
					43,669
Austria (1.1%)
[4,8]	Raiffeisen Bank International AG	4.625%	8/21/29	300	356
[8]	Raiffeisen Bank International AG	2.875%	6/18/32	2,400	2,708
[8]	Raiffeisen Bank International AG	1.375%	6/17/33	5,400	5,825
					8,889
Belgium (1.1%)
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	230	223
[4,8]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	1,700	1,807
[4,8]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	1,200	1,332
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	2,000	2,028
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	240	257
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	244	247
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	150	127
[4,8]	Argenta Spaarbank NV	1.375%	2/8/29	2,100	2,307
[8]	Barry Callebaut Services NV	3.750%	2/19/28	500	575
					8,903
Bermuda (0.4%)
[8]	Athora Holding Ltd.	6.625%	6/16/28	1,600	1,984
[8]	Athora Holding Ltd.	5.875%	9/10/34	1,000	1,216
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	130	134
					3,334
Brazil (0.2%)
[4]	Braskem Netherlands Finance BV	4.500%	1/31/30	200	142
[4]	Braskem Netherlands Finance BV	5.875%	1/31/50	310	184
[5]	Embraer Netherlands Finance BV	7.000%	7/28/30	200	214
[5]	Raizen Fuels Finance SA	6.950%	3/5/54	1,130	1,053
[5]	Yinson Bergenia Production BV	8.498%	1/31/45	252	260
					1,853
Canada (0.8%)
[5]	1011778 BC ULC	3.875%	1/15/28	28	27
[5]	1011778 BC ULC	6.125%	6/15/29	5	5
[5]	1011778 BC ULC	5.625%	9/15/29	3	3
[5]	Air Canada	3.875%	8/15/26	30	30
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	4	4
[5]	Bombardier Inc.	7.250%	7/1/31	5	5
[5]	Bombardier Inc.	7.000%	6/1/32	5	5
[5]	Bombardier Inc.	6.750%	6/15/33	5	5
	Canadian National Railway Co.	4.400%	8/5/52	230	193
	Canadian Natural Resources Ltd.	2.950%	7/15/30	125	115
	Canadian Natural Resources Ltd.	6.250%	3/15/38	140	145
	Canadian Pacific Railway Co.	4.800%	8/1/45	60	53
	Canadian Pacific Railway Co.	3.500%	5/1/50	146	104
	Cenovus Energy Inc.	6.750%	11/15/39	15	16
	Cenovus Energy Inc.	5.400%	6/15/47	30	27
	Enbridge Inc.	5.300%	4/5/29	115	118
	Enbridge Inc.	3.125%	11/15/29	42	40
	Enbridge Inc.	6.200%	11/15/30	229	244
	Enbridge Inc.	6.700%	11/15/53	140	151
	Enbridge Inc.	5.950%	4/5/54	835	826
[5]	Garda World Security Corp.	8.250%	8/1/32	14	14
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	35	35
[5]	NOVA Chemicals Corp.	9.000%	2/15/30	41	44
	Nutrien Ltd.	4.200%	4/1/29	125	123
	Nutrien Ltd.	5.800%	3/27/53	90	89
[5]	Ontario Gaming GTA LP	8.000%	8/1/30	5	5
	Rogers Communications Inc.	7.000%	4/15/55	5	5
	Rogers Communications Inc.	7.125%	4/15/55	15	15
[4]	Royal Bank of Canada	4.969%	8/2/30	513	519
[4]	Royal Bank of Canada	4.650%	10/18/30	600	600
[5]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	10	10
[5]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	5	5
	Suncor Energy Inc.	3.750%	3/4/51	40	28

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TELUS Corp.	3.700%	9/15/27	360	354
	Toronto-Dominion Bank	4.783%	12/17/29	760	767
	TransCanada PipeLines Ltd.	4.250%	5/15/28	1,405	1,396
	TransCanada PipeLines Ltd.	6.200%	10/15/37	80	84
					6,209
Cyprus (0.8%)
[4,8]	Bank of Cyprus PCL	2.500%	6/24/27	1,559	1,768
[4,8]	Bank of Cyprus PCL	5.000%	5/2/29	3,732	4,457
					6,225
Denmark (1.0%)
[4,8]	Arbejdernes Landsbank A/S	3.625%	3/5/30	3,500	4,014
[5]	Danske Bank A/S	5.427%	3/1/28	200	203
[4,8]	Nykredit Realkredit A/S	3.500%	7/10/31	3,100	3,563
[8]	Scandinavian Tobacco Group A/S	4.875%	9/12/29	400	471
					8,251
France (3.7%)
[5]	BNP Paribas SA	4.792%	5/9/29	560	562
[5]	BNP Paribas SA	5.497%	5/20/30	300	308
[5]	BNP Paribas SA	5.283%	11/19/30	370	377
[5]	BNP Paribas SA	5.085%	5/9/31	840	848
[4,8]	BNP Paribas SA	2.500%	3/31/32	4,000	4,531
[5]	BNP Paribas SA	5.738%	2/20/35	150	155
[9]	BPCE SA	5.250%	4/16/29	700	928
[9]	BPCE SA	2.500%	11/30/32	6,000	7,473
[4,8]	BPCE SA	4.125%	3/8/33	2,200	2,591
[5]	BPCE SA	5.936%	5/30/35	50	51
[5]	Credit Agricole SA	4.631%	9/11/28	250	250
[4,9]	Engie SA	5.750%	10/28/50	500	607
[5]	Opal Bidco SAS	6.500%	3/31/32	20	20
[5]	SNF Group SACA	3.125%	3/15/27	10	10
[5]	SNF Group SACA	3.375%	3/15/30	97	89
[5]	Societe Generale SA	2.797%	1/19/28	540	524
[5]	Societe Generale SA	5.249%	5/22/29	1,998	2,020
[5]	Societe Generale SA	3.000%	1/22/30	155	144
[4,8]	Societe Generale SA	3.750%	5/17/35	500	567
[5]	Societe Generale SA	4.027%	1/21/43	80	60
[8]	Sogecap SA	6.500%	5/16/44	1,300	1,683
[4,8]	TotalEnergies Capital International SA	3.852%	3/3/45	1,400	1,495
	TotalEnergies Capital SA	5.275%	9/10/54	225	209
[4,8]	TotalEnergies SE	1.625%	Perpetual	2,000	2,196
[4,8]	TotalEnergies SE	2.000%	Perpetual	1,960	2,199
					29,897
Germany (2.9%)
[4,8]	Aroundtown SA	1.450%	7/9/28	3,200	3,483
[4,8]	Aroundtown SA	3.500%	5/13/30	1,700	1,926
[4,9]	Aroundtown SA	3.625%	4/10/31	100	118
[8]	Bayer AG	1.000%	1/12/36	500	425
[4,8]	Bayer AG	6.625%	9/25/83	600	733
	Deutsche Bank AG	7.146%	7/13/27	100	102
	Deutsche Bank AG	5.297%	5/9/31	535	544
[10]	Deutsche Bank AG	4.950%	8/4/31	931	932
[4,8]	Deutsche Bank AG	4.000%	6/24/32	2,100	2,429
	Deutsche Bank AG	7.079%	2/10/34	200	216
[5]	Deutsche Telekom International Finance BV	4.875%	3/6/42	75	68
[8]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	4,400	4,950
[4,8]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/30	2,600	3,007
[4,8]	Oldenburgische Landesbank AG	8.000%	4/24/34	1,000	1,276
[4,8]	Oldenburgische Landesbank AG	8.500%	4/24/34	1,500	1,935
[5]	Siemens Financieringsmaatschappij NV	2.875%	3/11/41	370	274
[5]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	140
[8]	Wintershall Dea Finance BV	1.823%	9/25/31	300	301
					22,859
Greece (0.2%)
[4,8]	Eurobank SA	4.000%	2/7/36	1,700	1,934
Indonesia (0.0%)
[4]	Indonesia Asahan Aluminium PT	6.530%	11/15/28	415	440

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ireland (1.0%)
	AerCap Ireland Capital DAC	6.100%	1/15/27	880	897
	AerCap Ireland Capital DAC	4.625%	10/15/27	150	150
	AerCap Ireland Capital DAC	3.000%	10/29/28	380	362
	AerCap Ireland Capital DAC	3.400%	10/29/33	100	88
	AerCap Ireland Capital DAC	3.850%	10/29/41	150	120
[4,8]	Flutter Treasury DAC	5.000%	4/29/29	1,500	1,773
[5,8]	Flutter Treasury DAC	4.000%	6/4/31	2,697	3,082
[5]	Flutter Treasury DAC	5.875%	6/4/31	15	15
[5]	GGAM Finance Ltd.	8.000%	2/15/27	7	7
[5]	GGAM Finance Ltd.	8.000%	6/15/28	47	50
[5]	Phoenix Aviation Capital Ltd.	9.250%	7/15/30	15	16
	Smurfit Kappa Treasury ULC	5.200%	1/15/30	220	225
	Smurfit Kappa Treasury ULC	5.438%	4/3/34	400	409
	Smurfit Kappa Treasury ULC	5.777%	4/3/54	335	333
	Smurfit Westrock Financing DAC	5.418%	1/15/35	262	266
					7,793
Israel (0.0%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	8	8
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	70	70
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/32	15	15
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	9	6
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/30	10	10
					109
Italy (0.3%)
[4,8]	Enel Finance International NV	4.500%	2/20/43	744	860
[5]	Enel Finance International NV	4.750%	5/25/47	200	169
[4,8]	Eni SpA	3.375%	Perpetual	950	1,065
					2,094
Japan (1.0%)
[5]	Kioxia Holdings Corp.	6.250%	7/24/30	10	10
[5]	Kioxia Holdings Corp.	6.625%	7/24/33	7	7
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	5,353	5,309
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	660	675
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	600	532
	Mizuho Financial Group Inc.	5.667%	5/27/29	250	257
[5]	Nissan Motor Co. Ltd.	4.810%	9/17/30	15	14
[5]	Nissan Motor Co. Ltd.	7.750%	7/17/32	15	15
[5]	Nissan Motor Co. Ltd.	8.125%	7/17/35	20	21
	Nomura Holdings Inc.	5.594%	7/2/27	466	475
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	600	620
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	100	74
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	65
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	126
					8,200
Luxembourg (1.3%)
[4,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	1,530	1,664
[4,9]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	900	1,105
[8]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	1,200	1,386
[4,8]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/30	2,700	2,840
[8]	JAB Holdings BV	4.375%	4/25/34	2,900	3,400
					10,395
Macao (0.0%)
[5]	MGM China Holdings Ltd.	7.125%	6/26/31	18	19
[5]	Studio City Co. Ltd.	7.000%	2/15/27	10	10
[5]	Studio City Finance Ltd.	5.000%	1/15/29	5	5
[5]	Wynn Macau Ltd.	5.625%	8/26/28	37	36
[5]	Wynn Macau Ltd.	5.125%	12/15/29	4	4
					74
Malaysia (0.2%)
[4]	Petronas Capital Ltd.	3.500%	4/21/30	215	206
[5]	Petronas Capital Ltd.	5.340%	4/3/35	611	621
[5]	Petronas Capital Ltd.	5.848%	4/3/55	580	585
					1,412
Mexico (0.1%)
[4]	Buffalo Energy Mexico Holdings	7.875%	2/15/39	200	213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Saavi Energia Sarl	8.875%	2/10/35	790	824
					1,037
Netherlands (1.0%)
[4,8]	ABN AMRO Bank NV	5.125%	2/22/33	1,100	1,311
[4,8]	ABN AMRO Bank NV	5.500%	9/21/33	1,400	1,700
[8]	ASR Nederland NV	7.000%	12/7/43	700	936
[4,8]	ING Groep NV	4.375%	8/15/34	800	943
[4,8]	NIBC Bank NV	4.500%	6/12/35	2,100	2,436
	NXP BV	5.000%	1/15/33	310	309
[5]	Sunrise FinCo I BV	4.875%	7/15/31	15	14
[5]	Trivium Packaging Finance BV	8.250%	7/15/30	5	5
[5]	Trivium Packaging Finance BV	12.250%	1/15/31	7	7
[5]	VZ Secured Financing BV	5.000%	1/15/32	7	6
					7,667
Norway (0.1%)
[4,8]	Public Property Invest A/S	4.625%	3/12/30	645	752
Poland (0.1%)
[5]	Canpack SA	3.875%	11/15/29	37	35
[5]	ORLEN SA	6.000%	1/30/35	435	446
					481
Saudi Arabia (0.1%)
	Suci Second Investment Co.	4.375%	9/10/27	865	861
Spain (0.1%)
	Banco Santander SA	6.607%	11/7/28	340	361
	Banco Santander SA	6.921%	8/8/33	75	82
	Banco Santander SA	6.938%	11/7/33	75	85
					528
Switzerland (1.2%)
[4,8]	Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	320	368
	Credit Suisse USA LLC	7.125%	7/15/32	350	397
[8]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	2,400	2,740
[4,8]	IWG US Finance LLC	6.500%	6/28/30	259	322
[8]	IWG US Finance LLC	5.125%	5/14/32	1,500	1,734
	UBS AG	7.500%	2/15/28	400	430
[5]	UBS Group AG	6.327%	12/22/27	560	573
[5]	UBS Group AG	4.282%	1/9/28	1,120	1,113
[5]	UBS Group AG	4.253%	3/23/28	200	198
[5]	UBS Group AG	5.617%	9/13/30	163	169
[5]	UBS Group AG	3.091%	5/14/32	290	264
[5]	UBS Group AG	5.580%	5/9/36	935	952
					9,260
United Kingdom (7.8%)
	AstraZeneca plc	4.000%	9/18/42	160	135
[5]	BAE Systems plc	5.125%	3/26/29	2,090	2,139
	Barclays plc	5.674%	3/12/28	560	569
	Barclays plc	4.836%	5/9/28	300	301
	Barclays plc	4.837%	9/10/28	177	178
	Barclays plc	7.385%	11/2/28	600	634
	Barclays plc	4.942%	9/10/30	1,000	1,006
[9]	Barclays plc	3.750%	11/22/30	1,900	2,498
	Barclays plc	3.330%	11/24/42	200	149
	BAT Capital Corp.	3.215%	9/6/26	900	888
	BAT Capital Corp.	3.557%	8/15/27	235	231
	BAT Capital Corp.	2.259%	3/25/28	1,930	1,823
	BAT Capital Corp.	2.726%	3/25/31	75	67
	BAT Capital Corp.	4.742%	3/16/32	585	579
	BAT Capital Corp.	4.390%	8/15/37	560	500
	BAT Capital Corp.	7.079%	8/2/43	165	182
	BAT Capital Corp.	4.540%	8/15/47	124	100
	BAT Capital Corp.	5.650%	3/16/52	110	102
	BAT Capital Corp.	7.081%	8/2/53	540	602
[5]	Belron UK Finance plc	5.750%	10/15/29	75	76
[4,8]	British American Tobacco plc	3.000%	Perpetual	6,400	7,273
[9]	BUPA Finance plc	5.000%	12/8/26	100	132
[4,9]	Close Brothers Finance plc	2.750%	10/19/26	400	517
[4,9]	Close Brothers Finance plc	1.625%	12/3/30	3,300	3,627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,10]	Froneri Lux FinCo Sarl	6.000%	8/1/32	25	25
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,150	984
[5]	Howden UK Refinance plc	7.250%	2/15/31	5	5
[5]	Howden UK Refinance plc	8.125%	2/15/32	40	42
	HSBC Holdings plc	5.887%	8/14/27	1,477	1,495
	HSBC Holdings plc	5.130%	11/19/28	444	449
[4]	HSBC Holdings plc	3.973%	5/22/30	460	448
	HSBC Holdings plc	2.804%	5/24/32	500	445
[9]	HSBC Holdings plc	8.201%	11/16/34	300	437
	HSBC Holdings plc	5.790%	5/13/36	236	243
[4]	HSBC Holdings plc	6.500%	9/15/37	125	132
	HSBC Holdings plc	6.332%	3/9/44	300	320
	HSBC Holdings plc	5.250%	3/14/44	200	189
[5]	Imperial Brands Finance plc	6.125%	7/27/27	200	206
[5]	Imperial Brands Finance plc	4.500%	6/30/28	530	529
[4,8]	Imperial Brands Finance plc	3.875%	2/12/34	1,125	1,275
[5]	Imperial Brands Finance plc	6.375%	7/1/55	260	262
[4,9]	Investec plc	2.625%	1/4/32	823	1,049
	Lloyds Banking Group plc	7.953%	11/15/33	140	161
	Lloyds Banking Group plc	6.068%	6/13/36	295	302
	Lloyds Banking Group plc	4.344%	1/9/48	40	32
[4,9]	Motability Operations Group plc	2.125%	1/18/42	800	625
[4,9]	Motability Operations Group plc	4.875%	1/17/43	1,100	1,250
	NatWest Group plc	4.964%	8/15/30	600	606
[4,9]	NatWest Group plc	2.105%	11/28/31	1,000	1,278
[5]	NatWest Markets plc	5.416%	5/17/27	1,700	1,730
[9]	Phoenix Group Holdings plc	5.867%	6/13/29	377	504
	RELX Capital Inc.	3.000%	5/22/30	98	92
[9]	Rothesay Life plc	8.000%	10/30/25	600	797
[9]	Rothesay Life plc	3.375%	7/12/26	5,158	6,724
[4,9]	Rothesay Life plc	7.734%	5/16/33	100	145
	Santander UK Group Holdings plc	6.833%	11/21/26	100	101
[9]	Scottish Widows Ltd.	7.000%	6/16/43	800	1,086
[4,9]	SW Finance I plc	6.640%	3/31/26	630	828
[4,9]	SW Finance I plc	7.000%	4/16/40	600	767
[4,8]	United Utilities Water Finance plc	3.750%	5/23/34	1,661	1,903
[4,9]	United Utilities Water Finance plc	5.250%	1/22/46	1,000	1,143
[4,9]	United Utilities Water Finance plc	5.750%	5/28/51	500	595
	Vodafone Group plc	6.150%	2/27/37	121	129
	Vodafone Group plc	5.625%	2/10/53	260	245
	Vodafone Group plc	5.750%	6/28/54	320	305
[9]	Yorkshire Water Finance plc	1.750%	11/26/26	4,068	5,141
[4,9]	Yorkshire Water Finance plc	5.500%	4/28/35	700	880
[4,9]	Yorkshire Water Finance plc	2.750%	4/18/41	2,143	1,803
					62,015
United States (35.6%)
[5]	1261229 BC Ltd.	10.000%	4/15/32	34	35
[5]	200 Park Funding Trust	5.740%	2/15/55	470	462
	AbbVie Inc.	4.050%	11/21/39	418	364
	AbbVie Inc.	4.250%	11/21/49	240	196
	AbbVie Inc.	5.400%	3/15/54	955	920
[5,10]	Advance Auto Parts Inc.	7.000%	8/1/30	7	7
[5,10]	Advance Auto Parts Inc.	7.375%	8/1/33	9	9
[5]	Advanced Drainage Systems Inc.	6.375%	6/15/30	5	5
	Advanced Micro Devices Inc.	4.393%	6/1/52	160	134
[4]	AdventHealth Obligated Group	2.795%	11/15/51	300	182
	AEP Texas Inc.	5.450%	5/15/29	265	273
	AEP Texas Inc.	5.400%	6/1/33	140	142
	AEP Transmission Co. LLC	5.375%	6/15/35	140	142
	AEP Transmission Co. LLC	4.250%	9/15/48	100	81
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	70	51
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	100	61
	AEP Transmission Co. LLC	5.400%	3/15/53	90	86
	AES Corp.	5.450%	6/1/28	150	152
	Aflac Inc.	4.750%	1/15/49	50	43
	Agilent Technologies Inc.	4.750%	9/9/34	155	152
	Agree LP	2.000%	6/15/28	50	47
[4]	Air Lease Corp.	2.875%	1/15/26	105	104
	Air Lease Corp.	4.625%	10/1/28	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Air Products and Chemicals Inc.	3.450%	2/14/37	688	757
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	90
	Alabama Power Co.	4.150%	8/15/44	50	41
[5]	Albertsons Cos. Inc.	6.250%	3/15/33	25	25
[5]	Alcon Finance Corp.	3.800%	9/23/49	200	148
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	100	96
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	130	79
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	100	87
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	230	215
[5]	Alliant Holdings Intermediate LLC	6.750%	4/15/28	70	71
[5]	Alliant Holdings Intermediate LLC	7.000%	1/15/31	3	3
[5]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	10	10
[5]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	7	7
[5]	Allied Universal Holdco LLC	6.875%	6/15/30	5	5
[4]	Allina Health System	3.887%	4/15/49	130	97
[5]	Allison Transmission Inc.	4.750%	10/1/27	24	24
	Ally Financial Inc.	5.737%	5/15/29	335	341
	Altria Group Inc.	4.875%	2/4/28	630	636
	Altria Group Inc.	2.450%	2/4/32	165	142
	Altria Group Inc.	5.625%	2/6/35	730	742
	Altria Group Inc.	3.400%	2/4/41	70	52
	Altria Group Inc.	5.375%	1/31/44	100	95
	Altria Group Inc.	5.950%	2/14/49	100	99
	Altria Group Inc.	4.450%	5/6/50	40	31
[5]	Alumina Pty Ltd.	6.125%	3/15/30	5	5
[5]	Alumina Pty Ltd.	6.375%	9/15/32	23	23
	Amazon.com Inc.	3.950%	4/13/52	85	67
[5]	AMC Networks Inc.	10.250%	1/15/29	5	5
	AMC Networks Inc.	4.250%	2/15/29	3	2
[5]	AMC Networks Inc.	10.500%	7/15/32	5	5
[5]	Amcor Flexibles North America Inc.	4.800%	3/17/28	660	664
[5]	Amcor Flexibles North America Inc.	5.100%	3/17/30	490	497
	Ameren Illinois Co.	4.150%	3/15/46	75	61
	Ameren Illinois Co.	5.900%	12/1/52	130	133
[5]	American Airlines Inc.	5.500%	4/20/26	5	5
[5]	American Airlines Inc.	7.250%	2/15/28	6	6
[5]	American Airlines Inc.	5.750%	4/20/29	43	43
[5]	American Airlines Inc.	8.500%	5/15/29	8	8
	American Axle & Manufacturing Inc.	5.000%	10/1/29	12	11
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	3	3
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	3	3
	American Express Co.	5.085%	1/30/31	780	796
	American Homes 4 Rent LP	4.950%	6/15/30	195	196
[9]	American Honda Finance Corp.	0.750%	11/25/26	1,200	1,510
	American International Group Inc.	4.850%	5/7/30	1,405	1,424
	American Tower Corp.	3.600%	1/15/28	100	98
[5,10]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/33	5	5
	Amgen Inc.	6.375%	6/1/37	460	501
	Amgen Inc.	5.150%	11/15/41	61	57
	Amgen Inc.	5.600%	3/2/43	250	247
	Amgen Inc.	3.375%	2/21/50	340	236
	Amgen Inc.	5.650%	3/2/53	385	372
	Amgen Inc.	2.770%	9/1/53	147	86
	Amgen Inc.	5.750%	3/2/63	76	73
[5]	AmWINS Group Inc.	6.375%	2/15/29	7	7
[5]	AmWINS Group Inc.	4.875%	6/30/29	2	2
[5]	Antero Midstream Partners LP	6.625%	2/1/32	5	5
	Aon Global Ltd.	4.600%	6/14/44	35	30
	Aon Global Ltd.	4.750%	5/15/45	70	61
	Aon North America Inc.	5.150%	3/1/29	510	521
	Apollo Global Management Inc.	5.800%	5/21/54	489	485
	Apollo Global Management Inc.	6.000%	12/15/54	330	324
	Appalachian Power Co.	4.450%	6/1/45	360	293
[4]	Appalachian Power Co.	4.500%	3/1/49	30	24
[5]	Arcosa Inc.	6.875%	8/15/32	3	3
[5]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	23	21
	Ares Capital Corp.	5.875%	3/1/29	150	153
	Ares Capital Corp.	5.950%	7/15/29	600	615
	Ares Strategic Income Fund	5.700%	3/15/28	286	287
	Ares Strategic Income Fund	6.350%	8/15/29	41	42

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Asbury Automotive Group Inc.	4.500%	3/1/28	46	45
[5]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	90	92
[5]	Ascent Resources Utica Holdings LLC	6.625%	7/15/33	5	5
[4]	AT&T Inc.	4.300%	2/15/30	56	56
	AT&T Inc.	4.700%	8/15/30	750	756
	AT&T Inc.	5.400%	2/15/34	276	282
	AT&T Inc.	4.500%	5/15/35	130	123
	AT&T Inc.	4.900%	8/15/37	245	233
	AT&T Inc.	3.500%	6/1/41	95	74
	AT&T Inc.	4.750%	5/15/46	70	61
	AT&T Inc.	3.500%	9/15/53	455	307
	AT&T Inc.	3.550%	9/15/55	213	143
	AT&T Inc.	6.050%	8/15/56	1,995	2,022
	AT&T Inc.	3.800%	12/1/57	451	314
	AT&T Inc.	3.650%	9/15/59	305	203
[5]	AthenaHealth Group Inc.	6.500%	2/15/30	40	39
	Athene Holding Ltd.	6.250%	4/1/54	709	699
	Athene Holding Ltd.	6.625%	10/15/54	801	789
	Atmos Energy Corp.	6.200%	11/15/53	110	118
	Atmos Energy Corp.	5.000%	12/15/54	580	525
	Autodesk Inc.	5.300%	6/15/35	280	284
	Automatic Data Processing Inc.	4.750%	5/8/32	1,210	1,223
[5]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	5	5
[5]	Axon Enterprise Inc.	6.125%	3/15/30	2	2
[5]	Axon Enterprise Inc.	6.250%	3/15/33	5	5
	Ball Corp.	2.875%	8/15/30	27	24
	Bank of America Corp.	5.933%	9/15/27	1,400	1,421
	Bank of America Corp.	6.204%	11/10/28	440	457
[4]	Bank of America Corp.	3.970%	3/5/29	200	198
[4]	Bank of America Corp.	2.087%	6/14/29	100	94
[4]	Bank of America Corp.	3.974%	2/7/30	300	295
[4]	Bank of America Corp.	2.592%	4/29/31	125	114
	Bank of America Corp.	2.687%	4/22/32	675	605
	Bank of America Corp.	4.571%	4/27/33	200	197
	Bank of America Corp.	5.744%	2/12/36	1,090	1,109
[4]	Bank of America Corp.	4.078%	4/23/40	200	173
[4]	Bank of America Corp.	2.676%	6/19/41	560	399
	Bank of America Corp.	3.311%	4/22/42	60	46
	Bank of New York Mellon Corp.	4.942%	2/11/31	200	204
	Bank of New York Mellon Corp.	5.060%	7/22/32	299	305
[4]	Bank of New York Mellon Corp.	6.474%	10/25/34	300	330
[4]	Bank of New York Mellon Corp.	5.188%	3/14/35	485	491
[5]	Bausch + Lomb Corp.	8.375%	10/1/28	41	43
	Becton Dickinson & Co.	4.874%	2/8/29	275	278
	Becton Dickinson & Co.	4.685%	12/15/44	36	31
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	100	62
	Berry Global Inc.	5.650%	1/15/34	48	50
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	180	112
[5]	Big River Steel LLC	6.625%	1/31/29	42	42
	Black Hills Corp.	6.000%	1/15/35	120	125
	Blackrock Inc.	4.750%	5/25/33	300	301
[5]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	149	125
	Block Inc.	6.500%	5/15/32	18	18
[5]	Blue Racer Midstream LLC	6.625%	7/15/26	45	45
[5]	Blue Racer Midstream LLC	7.000%	7/15/29	77	80
[5]	Blue Racer Midstream LLC	7.250%	7/15/32	2	2
	Boeing Co.	6.298%	5/1/29	20	21
	Boeing Co.	5.150%	5/1/30	277	281
	Boeing Co.	3.625%	2/1/31	2,001	1,886
	Boeing Co.	6.388%	5/1/31	702	756
	Boeing Co.	6.528%	5/1/34	810	881
	Boeing Co.	5.805%	5/1/50	445	429
	Boeing Co.	6.858%	5/1/54	800	880
	Boeing Co.	7.008%	5/1/64	440	486
[8]	Booking Holdings Inc.	4.500%	5/9/46	524	607
[5]	Boost Newco Borrower LLC	7.500%	1/15/31	5	5
	BorgWarner Inc.	4.950%	8/15/29	120	121
	BorgWarner Inc.	5.400%	8/15/34	235	238
	BP Capital Markets America Inc.	3.060%	6/17/41	169	125
	BP Capital Markets America Inc.	2.939%	6/4/51	548	340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	BP Capital Markets BV	0.933%	12/4/40	2,800	2,036
	Brandywine Operating Partnership LP	8.875%	4/12/29	10	11
	Bristol-Myers Squibb Co.	5.650%	2/22/64	465	449
[5]	Broadcom Inc.	1.950%	2/15/28	1,160	1,093
	Broadcom Inc.	5.000%	4/15/30	120	122
	Broadcom Inc.	4.600%	7/15/30	1,876	1,877
	Broadcom Inc.	4.150%	11/15/30	530	519
[5]	Broadcom Inc.	4.150%	4/15/32	185	178
	Broadcom Inc.	4.900%	7/15/32	907	911
[5]	Broadcom Inc.	3.187%	11/15/36	145	120
	Brown & Brown Inc.	4.700%	6/23/28	228	229
[5]	Builders FirstSource Inc.	6.375%	3/1/34	10	10
[5]	Builders FirstSource Inc.	6.750%	5/15/35	15	15
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	325	337
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	135	132
[5]	Cable One Inc.	4.000%	11/15/30	2	2
[5]	CACI International Inc.	6.375%	6/15/33	5	5
	Cadence Design Systems Inc.	4.700%	9/10/34	235	231
[5]	Caesars Entertainment Inc.	6.500%	2/15/32	5	5
[5]	Calpine Corp.	4.500%	2/15/28	21	21
[5]	Calpine Corp.	4.625%	2/1/29	3	3
	Camden Property Trust	3.350%	11/1/49	110	77
	Capital One Financial Corp.	5.468%	2/1/29	90	92
	Capital One Financial Corp.	6.312%	6/8/29	226	236
	Capital One Financial Corp.	5.700%	2/1/30	438	452
	Capital One Financial Corp.	3.273%	3/1/30	400	382
[4]	Capital One Financial Corp.	7.624%	10/30/31	190	214
	Capital One Financial Corp.	2.618%	11/2/32	175	153
	Capital One Financial Corp.	5.817%	2/1/34	500	517
	Capital One Financial Corp.	6.183%	1/30/36	2,335	2,401
	Cardinal Health Inc.	5.750%	11/15/54	785	766
[5]	Cargill Inc.	4.750%	4/24/33	130	129
[5]	Carnival Corp.	5.750%	3/1/27	4	4
[5]	Carnival Corp.	4.000%	8/1/28	25	24
[5]	Carnival Corp.	6.000%	5/1/29	1	1
[5]	Carnival Corp.	5.750%	3/15/30	20	20
[5]	Carnival Corp.	5.875%	6/15/31	20	20
[5]	Carnival Corp.	5.750%	8/1/32	15	15
	Cboe Global Markets Inc.	1.625%	12/15/30	61	53
	Cboe Global Markets Inc.	3.000%	3/16/32	33	30
[5]	CCO Holdings LLC	4.750%	3/1/30	67	64
[5]	CCO Holdings LLC	4.500%	8/15/30	80	75
[5]	CCO Holdings LLC	4.250%	2/1/31	10	9
	CCO Holdings LLC	4.500%	5/1/32	25	23
	CDW LLC	5.100%	3/1/30	470	473
	Cencora Inc.	2.700%	3/15/31	230	207
	Cencora Inc.	4.300%	12/15/47	80	64
	Centene Corp.	2.450%	7/15/28	60	55
	Centene Corp.	3.375%	2/15/30	85	77
	Centene Corp.	2.625%	8/1/31	60	50
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	30	27
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	65	50
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	40	38
	CenterPoint Energy Inc.	5.400%	6/1/29	1,775	1,828
	CenterPoint Energy Inc.	2.650%	6/1/31	190	169
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	200	174
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	5	5
[5]	Central Parent Inc.	7.250%	6/15/29	74	61
[5]	Central Parent LLC	8.000%	6/15/29	2	2
[5]	Champ Acquisition Corp.	8.375%	12/1/31	67	71
[5]	Charles River Laboratories International Inc.	3.750%	3/15/29	75	71
	Charles Schwab Corp.	5.643%	5/19/29	35	36
	Charles Schwab Corp.	6.196%	11/17/29	200	211
[5]	Chart Industries Inc.	7.500%	1/1/30	5	5
[5]	Chart Industries Inc.	9.500%	1/1/31	2	2
	Charter Communications Operating LLC	3.750%	2/15/28	790	773
	Charter Communications Operating LLC	4.200%	3/15/28	40	40
	Charter Communications Operating LLC	2.250%	1/15/29	40	37
	Charter Communications Operating LLC	5.050%	3/30/29	480	483
	Charter Communications Operating LLC	6.100%	6/1/29	2,190	2,283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC	2.300%	2/1/32	270	227
	Charter Communications Operating LLC	6.650%	2/1/34	382	405
	Charter Communications Operating LLC	3.500%	3/1/42	200	141
	Charter Communications Operating LLC	6.484%	10/23/45	760	739
	Charter Communications Operating LLC	5.375%	5/1/47	395	334
	Charter Communications Operating LLC	5.750%	4/1/48	460	408
	Charter Communications Operating LLC	3.950%	6/30/62	230	143
[5]	Chemours Co.	4.625%	11/15/29	32	27
[5]	Chemours Co.	8.000%	1/15/33	75	70
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	70	67
	Cheniere Energy Partners LP	3.250%	1/31/32	770	693
	Cheniere Energy Partners LP	5.950%	6/30/33	35	37
[5]	Cheniere Energy Partners LP	5.550%	10/30/35	650	653
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	92
[5]	Chord Energy Corp.	6.750%	3/15/33	10	10
[5]	Churchill Downs Inc.	5.500%	4/1/27	33	33
[5]	Churchill Downs Inc.	4.750%	1/15/28	31	31
[5]	Churchill Downs Inc.	5.750%	4/1/30	5	5
	Cigna Group	2.375%	3/15/31	75	66
	Cigna Group	4.800%	8/15/38	155	144
	Cigna Group	3.400%	3/15/50	150	101
	Citibank NA	4.576%	5/29/27	6,826	6,846
[4]	Citibank NA	5.570%	4/30/34	1,250	1,299
	Citigroup Inc.	4.643%	5/7/28	3,160	3,163
	Citigroup Inc.	4.542%	9/19/30	1,340	1,335
[4]	Citigroup Inc.	2.976%	11/5/30	140	131
[4]	Citigroup Inc.	2.572%	6/3/31	500	453
	Citigroup Inc.	2.520%	11/3/32	250	218
	Citigroup Inc.	6.174%	5/25/34	180	188
	Citigroup Inc.	5.827%	2/13/35	290	295
	Citigroup Inc.	6.020%	1/24/36	350	360
	Citigroup Inc.	4.650%	7/30/45	90	79
	Citigroup Inc.	4.650%	7/23/48	55	48
	Citizens Financial Group Inc.	5.253%	3/5/31	248	251
[4]	City of Hope	4.378%	8/15/48	80	64
[5]	Civitas Resources Inc.	8.375%	7/1/28	2	2
[5]	Civitas Resources Inc.	8.625%	11/1/30	35	36
[5]	Civitas Resources Inc.	8.750%	7/1/31	11	11
[5]	Civitas Resources Inc.	9.625%	6/15/33	20	21
[5]	Clarios Global LP	8.500%	5/15/27	12	12
[5]	Clarios Global LP	6.750%	2/15/30	78	80
[5]	Clean Harbors Inc.	4.875%	7/15/27	70	69
[5]	Clearway Energy Operating LLC	4.750%	3/15/28	25	25
[5]	Clearway Energy Operating LLC	3.750%	1/15/32	2	2
[5]	Cleveland-Cliffs Inc.	7.500%	9/15/31	20	20
[5]	Cleveland-Cliffs Inc.	7.375%	5/1/33	46	45
[5]	Cloud Software Group Inc.	6.500%	3/31/29	5	5
[5]	Cloud Software Group Inc.	8.250%	6/30/32	86	92
[5]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	10	10
	CMS Energy Corp.	4.875%	3/1/44	135	119
[5]	CNX Resources Corp.	7.375%	1/15/31	3	3
[5]	CNX Resources Corp.	7.250%	3/1/32	12	12
	Coca-Cola Co.	5.200%	1/14/55	390	371
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	195	198
	Comcast Corp.	4.400%	8/15/35	90	85
	Comcast Corp.	6.550%	7/1/39	80	88
	Comcast Corp.	3.250%	11/1/39	145	113
	Comcast Corp.	4.500%	1/15/43	140	116
	Comcast Corp.	4.000%	8/15/47	150	115
	Comcast Corp.	2.937%	11/1/56	2,685	1,553
	Comcast Corp.	4.950%	10/15/58	65	55
	Comcast Corp.	2.650%	8/15/62	263	135
	Comcast Corp.	2.987%	11/1/63	413	229
[4]	CommonSpirit Health	4.350%	11/1/42	220	185
	Commonwealth Edison Co.	3.800%	10/1/42	115	91
[4]	Commonwealth Edison Co.	3.125%	3/15/51	50	33
	Commonwealth Edison Co.	5.300%	2/1/53	260	245
[5]	Community Health Systems Inc.	5.625%	3/15/27	35	35
[5]	Community Health Systems Inc.	10.875%	1/15/32	14	15
[5,10]	Community Health Systems Inc.	9.750%	1/15/34	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conagra Brands Inc.	5.300%	10/1/26	175	176
	ConocoPhillips Co.	4.300%	11/15/44	65	54
	ConocoPhillips Co.	3.800%	3/15/52	40	29
	ConocoPhillips Co.	5.300%	5/15/53	75	69
	ConocoPhillips Co.	5.700%	9/15/63	40	38
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	65	65
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	160	163
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	78
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	400	407
	Consumers Energy Co.	5.050%	5/15/35	620	622
[5]	Continental Resources Inc.	2.268%	11/15/26	100	97
[5]	Continental Resources Inc.	2.875%	4/1/32	40	34
	COPT Defense Properties LP	2.750%	4/15/31	105	93
	Corebridge Financial Inc.	3.650%	4/5/27	90	89
	Corebridge Financial Inc.	3.850%	4/5/29	170	166
	Corebridge Financial Inc.	3.900%	4/5/32	194	182
	Corebridge Financial Inc.	4.350%	4/5/42	100	84
	Corebridge Financial Inc.	4.400%	4/5/52	150	120
	Coterra Energy Inc.	4.375%	3/15/29	130	128
	Coterra Energy Inc.	5.400%	2/15/35	610	602
	Cotiviti Inc.	7.625%	5/1/31	5	5
[4,8]	Coty Inc.	4.500%	5/15/27	450	522
[5]	Cox Communications Inc.	4.800%	2/1/35	100	93
[5]	Credit Acceptance Corp.	6.625%	3/15/30	20	20
[5]	Crown Americas LLC	5.875%	6/1/33	15	15
	Crown Castle Inc.	4.750%	5/15/47	125	107
[5]	CSC Holdings LLC	11.750%	1/31/29	78	73
[5]	CSC Holdings LLC	3.375%	2/15/31	10	7
	CSX Corp.	4.750%	11/15/48	190	167
	CubeSmart LP	2.250%	12/15/28	225	209
	CVS Health Corp.	1.300%	8/21/27	900	842
	CVS Health Corp.	5.400%	6/1/29	600	616
	CVS Health Corp.	5.125%	2/21/30	365	371
	CVS Health Corp.	5.550%	6/1/31	315	326
	CVS Health Corp.	5.250%	2/21/33	240	240
	CVS Health Corp.	4.875%	7/20/35	80	76
	CVS Health Corp.	4.780%	3/25/38	419	384
	CVS Health Corp.	4.125%	4/1/40	58	48
	CVS Health Corp.	5.125%	7/20/45	85	75
	CVS Health Corp.	6.000%	6/1/63	130	124
	Dana Inc.	4.250%	9/1/30	10	10
	Dana Inc.	4.500%	2/15/32	77	75
[5]	DaVita Inc.	4.625%	6/1/30	28	27
[5]	DaVita Inc.	3.750%	2/15/31	10	9
[5]	DaVita Inc.	6.875%	9/1/32	15	15
	DCP Midstream Operating LP	3.250%	2/15/32	700	624
[5]	DCP Midstream Operating LP	6.750%	9/15/37	300	316
	Dell International LLC	4.750%	4/1/28	580	585
	Dell International LLC	6.200%	7/15/30	219	234
	Dell International LLC	5.400%	4/15/34	636	648
	Dell International LLC	8.350%	7/15/46	44	56
[5]	Delta Air Lines Inc.	4.750%	10/20/28	1,188	1,190
	Delta Air Lines Inc.	3.750%	10/28/29	9	9
	Devon Energy Corp.	5.600%	7/15/41	50	46
[5]	Diamond Foreign Asset Co.	8.500%	10/1/30	10	10
	Diamondback Energy Inc.	3.125%	3/24/31	15	14
	Diamondback Energy Inc.	5.750%	4/18/54	470	436
	Diamondback Energy Inc.	5.900%	4/18/64	255	236
[5]	Diebold Nixdorf Inc.	7.750%	3/31/30	3	3
[8]	Digital Dutch Finco BV	1.000%	1/15/32	2,200	2,136
[8]	Digital Dutch Finco BV	3.875%	9/13/33	1,300	1,485
[5]	Directv Financing LLC	5.875%	8/15/27	12	12
[5]	DISH Network Corp.	11.750%	11/15/27	6	6
[4]	Dominion Energy Inc.	4.050%	9/15/42	170	135
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	40	40
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	211
	Dominion Energy South Carolina Inc.	6.250%	10/15/53	185	199
	Dow Chemical Co.	2.100%	11/15/30	100	87
[8]	Dow Chemical Co.	1.875%	3/15/40	300	243
	Dow Chemical Co.	4.375%	11/15/42	120	95

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	DT Midstream Inc.	4.125%	6/15/29	15	14
	DTE Electric Co.	3.700%	6/1/46	75	57
	DTE Energy Co.	5.100%	3/1/29	1,890	1,923
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	20
	Duke Energy Carolinas LLC	4.250%	12/15/41	125	107
	Duke Energy Carolinas LLC	3.700%	12/1/47	39	29
	Duke Energy Corp.	3.400%	6/15/29	1,910	1,836
	Duke Energy Corp.	3.500%	6/15/51	100	68
	Duke Energy Florida LLC	5.875%	11/15/33	60	64
	Duke Energy Florida LLC	3.400%	10/1/46	35	25
	Duke Energy Florida LLC	6.200%	11/15/53	110	117
	Duke Energy Indiana LLC	2.750%	4/1/50	75	46
	Duke Energy Ohio Inc.	5.650%	4/1/53	90	89
	Duke Energy Progress LLC	4.100%	5/15/42	200	166
	Duke Energy Progress LLC	2.500%	8/15/50	170	99
	Duke Energy Progress LLC	5.550%	3/15/55	400	392
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	320	330
	Eaton Capital ULC	4.450%	5/9/30	230	230
	Edison International	5.250%	3/15/32	40	38
[5]	Element Solutions Inc.	3.875%	9/1/28	11	11
	Elevance Health Inc.	5.150%	6/15/29	230	235
	Elevance Health Inc.	3.125%	5/15/50	190	121
	Elevance Health Inc.	6.100%	10/15/52	155	156
	Elevance Health Inc.	5.650%	6/15/54	435	412
	Elevance Health Inc.	5.700%	2/15/55	835	797
	Eli Lilly & Co.	5.050%	8/14/54	645	601
	Eli Lilly & Co.	2.500%	9/15/60	100	55
[5]	Ellucian Holdings Inc.	6.500%	12/1/29	10	10
	Enbridge Energy Partners LP	7.375%	10/15/45	230	265
[5]	Endo Finance Holdings Inc.	8.500%	4/15/31	36	38
[5]	Energizer Holdings Inc.	4.750%	6/15/28	33	32
	Energy Transfer LP	4.400%	3/15/27	240	239
	Energy Transfer LP	5.250%	4/15/29	130	133
	Energy Transfer LP	5.250%	7/1/29	230	235
	Energy Transfer LP	3.750%	5/15/30	30	29
	Energy Transfer LP	6.400%	12/1/30	230	247
	Energy Transfer LP	5.750%	2/15/33	130	135
	Energy Transfer LP	6.550%	12/1/33	230	248
	Energy Transfer LP	6.050%	6/1/41	535	535
	Energy Transfer LP	6.500%	2/1/42	100	104
	Energy Transfer LP	5.300%	4/1/44	75	67
	Energy Transfer LP	5.150%	3/15/45	55	48
	Energy Transfer LP	6.250%	4/15/49	70	69
	Energy Transfer LP	5.950%	5/15/54	565	535
[5]	Enpro Inc.	6.125%	6/1/33	10	10
[5]	Entegris Inc.	4.750%	4/15/29	190	186
[5]	Entegris Inc.	5.950%	6/15/30	45	45
	Entergy Arkansas LLC	5.750%	6/1/54	560	557
	Entergy Corp.	3.750%	6/15/50	650	464
	Entergy Louisiana LLC	3.250%	4/1/28	593	577
	Entergy Mississippi LLC	5.800%	4/15/55	360	359
	Entergy Texas Inc.	5.550%	9/15/54	545	519
	Enterprise Products Operating LLC	4.850%	3/15/44	215	193
	Enterprise Products Operating LLC	4.900%	5/15/46	59	53
	Enterprise Products Operating LLC	4.250%	2/15/48	50	40
	Enterprise Products Operating LLC	3.700%	1/31/51	70	50
	EOG Resources Inc.	5.650%	12/1/54	950	924
[5]	EQT Corp.	7.500%	6/1/27	10	10
	EQT Corp.	3.900%	10/1/27	72	71
[5]	EQT Corp.	4.500%	1/15/29	2	2
[5]	EQT Corp.	7.500%	6/1/30	10	11
	Equitable Holdings Inc.	5.594%	1/11/33	148	153
	Equitable Holdings Inc.	5.000%	4/20/48	79	70
[5]	ERAC USA Finance LLC	7.000%	10/15/37	180	206
	ERP Operating LP	4.500%	7/1/44	135	117
	Essential Utilities Inc.	4.800%	8/15/27	2,685	2,704
	Essex Portfolio LP	4.500%	3/15/48	60	50
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	96	65
	Evergy Kansas Central Inc.	3.250%	9/1/49	150	99
	Evergy Kansas Central Inc.	5.700%	3/15/53	380	374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Excelerate Energy LP	8.000%	5/15/30	12	13
	Exelon Corp.	5.150%	3/15/28	210	214
	Exelon Corp.	4.050%	4/15/30	2,920	2,864
	Exelon Corp.	3.350%	3/15/32	200	185
	Exelon Corp.	4.450%	4/15/46	165	136
	Exelon Corp.	4.100%	3/15/52	100	76
	Exelon Corp.	5.600%	3/15/53	390	372
	Exelon Corp.	5.875%	3/15/55	960	953
	Extra Space Storage LP	5.700%	4/1/28	150	154
	Extra Space Storage LP	5.500%	7/1/30	374	387
	Extra Space Storage LP	2.400%	10/15/31	80	69
	Exxon Mobil Corp.	4.227%	3/19/40	155	138
	Exxon Mobil Corp.	4.114%	3/1/46	55	45
[5]	Fair Isaac Corp.	6.000%	5/15/33	10	10
[5]	FedEx Corp.	3.875%	8/1/42	30	23
[5]	FedEx Corp.	4.550%	4/1/46	70	57
[5]	FedEx Corp.	4.050%	2/15/48	70	52
	Fifth Third Bancorp	3.950%	3/14/28	350	346
	Fifth Third Bancorp	6.339%	7/27/29	310	326
	Fifth Third Bancorp	4.895%	9/6/30	390	393
[4]	FirstEnergy Corp.	3.400%	3/1/50	1,100	741
[5]	FirstEnergy Transmission LLC	2.866%	9/15/28	260	247
	FirstEnergy Transmission LLC	4.550%	1/15/30	134	134
[5]	FirstEnergy Transmission LLC	4.550%	4/1/49	405	338
[8]	Fiserv Funding ULC	3.500%	6/15/32	1,400	1,595
[8]	Fiserv Funding ULC	4.000%	6/15/36	816	934
	Fiserv Inc.	5.600%	3/2/33	120	123
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	220	223
	FMC Corp.	5.650%	5/18/33	10	10
	FMC Corp.	8.450%	11/1/55	10	10
[5]	Focus Financial Partners LLC	6.750%	9/15/31	5	5
	Ford Motor Credit Co. LLC	4.950%	5/28/27	45	45
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	22	21
	Ford Motor Credit Co. LLC	6.800%	5/12/28	20	21
[4,9]	Ford Motor Credit Co. LLC	5.625%	10/9/28	600	791
	Ford Motor Credit Co. LLC	6.798%	11/7/28	200	207
	Ford Motor Credit Co. LLC	2.900%	2/10/29	53	48
	Ford Motor Credit Co. LLC	7.200%	6/10/30	10	11
	Ford Motor Credit Co. LLC	6.532%	3/19/32	600	611
	Ford Motor Credit Co. LLC	7.122%	11/7/33	200	208
[5]	Foundry JV Holdco LLC	5.500%	1/25/31	290	296
[5]	Foundry JV Holdco LLC	6.150%	1/25/32	450	471
[5]	Foundry JV Holdco LLC	5.900%	1/25/33	260	267
[5]	Foundry JV Holdco LLC	6.100%	1/25/36	1,093	1,120
[5]	Foundry JV Holdco LLC	6.200%	1/25/37	1,790	1,838
[5]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	2	2
[5]	Freedom Mortgage Holdings LLC	9.125%	5/15/31	65	68
[5]	Freedom Mortgage Holdings LLC	8.375%	4/1/32	10	10
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	9
[5]	Frontier Communications Holdings LLC	8.625%	3/15/31	10	11
[5]	Garrett Motion Holdings Inc.	7.750%	5/31/32	11	11
[5]	Gates Corp.	6.875%	7/1/29	5	5
	GE HealthCare Technologies Inc.	4.800%	8/14/29	155	157
	GE HealthCare Technologies Inc.	5.857%	3/15/30	110	116
	GE HealthCare Technologies Inc.	4.800%	1/15/31	330	332
	GE HealthCare Technologies Inc.	5.500%	6/15/35	300	306
	GE HealthCare Technologies Inc.	6.377%	11/22/52	100	108
[5]	Gen Digital Inc.	6.250%	4/1/33	15	15
	General Dynamics Corp.	4.950%	8/15/35	55	55
	General Dynamics Corp.	4.250%	4/1/40	95	85
	General Electric Co.	4.900%	1/29/36	555	553
	General Motors Co.	5.200%	4/1/45	478	415
	General Motors Financial Co. Inc.	5.000%	7/15/27	485	488
	General Motors Financial Co. Inc.	5.350%	7/15/27	225	228
	General Motors Financial Co. Inc.	5.550%	7/15/29	575	587
	General Motors Financial Co. Inc.	5.850%	4/6/30	97	100
	General Motors Financial Co. Inc.	3.600%	6/21/30	95	89
	General Motors Financial Co. Inc.	5.750%	2/8/31	1,905	1,959
	General Motors Financial Co. Inc.	6.400%	1/9/33	170	179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Genesee & Wyoming Inc.	6.250%	4/15/32	10	10
	Genesis Energy LP	8.250%	1/15/29	5	5
	Genesis Energy LP	8.000%	5/15/33	10	10
	Georgia Power Co.	4.300%	3/15/42	130	112
	Georgia Power Co.	5.125%	5/15/52	70	65
[5]	Georgia-Pacific LLC	4.400%	6/30/28	270	271
[5]	Georgia-Pacific LLC	2.300%	4/30/30	165	149
	Gilead Sciences Inc.	4.150%	3/1/47	190	155
[5]	Global Atlantic Fin Co.	7.950%	6/15/33	780	882
[5]	Global Atlantic Fin Co.	6.750%	3/15/54	240	247
	Goldman Sachs Group Inc.	5.727%	4/25/30	2,500	2,595
	Goldman Sachs Group Inc.	4.692%	10/23/30	380	380
	Goldman Sachs Group Inc.	6.750%	10/1/37	300	330
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	255	230
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	75
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	90	81
	Goldman Sachs Group Inc.	5.561%	11/19/45	1,450	1,432
	Golub Capital Private Credit Fund	5.875%	5/1/30	351	352
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	45	44
	Goodyear Tire & Rubber Co.	6.625%	7/15/30	15	15
[5]	Graphic Packaging International LLC	3.500%	3/15/28	1	1
[5]	Graphic Packaging International LLC	3.750%	2/1/30	77	72
[5]	Hanesbrands Inc.	9.000%	2/15/31	4	4
	HCA Inc.	5.000%	3/1/28	150	152
	HCA Inc.	5.250%	3/1/30	285	291
	HCA Inc.	5.450%	4/1/31	80	82
	HCA Inc.	5.250%	6/15/49	115	102
	HCA Inc.	4.625%	3/15/52	205	164
	HCA Inc.	6.100%	4/1/64	740	718
	Healthpeak OP LLC	5.250%	12/15/32	170	172
	Helmerich & Payne Inc.	2.900%	9/29/31	220	186
[5]	Herc Holdings Inc.	6.625%	6/15/29	5	5
[5]	Herc Holdings Inc.	7.000%	6/15/30	10	10
[5]	Herc Holdings Inc.	7.250%	6/15/33	10	10
	Hess Corp.	7.300%	8/15/31	5	6
[5]	Hess Midstream Operations LP	6.500%	6/1/29	6	6
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	689	685
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	911	908
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	294	285
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	405	373
	Highwoods Realty LP	2.600%	2/1/31	310	268
	Highwoods Realty LP	7.650%	2/1/34	429	483
[5]	Hilcorp Energy I LP	5.750%	2/1/29	5	5
[5]	Hilcorp Energy I LP	6.000%	2/1/31	6	6
[5]	Hilton Domestic Operating Co. Inc.	6.125%	4/1/32	70	71
[5]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	15	15
[5]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/33	20	20
	Host Hotels & Resorts LP	5.700%	7/1/34	215	216
	HPS Corporate Lending Fund	5.950%	4/14/32	300	298
	HSBC USA Inc.	4.650%	6/3/28	721	724
[5]	HUB International Ltd.	7.250%	6/15/30	5	5
[5]	HUB International Ltd.	7.375%	1/31/32	5	5
	Hudson Pacific Properties LP	3.950%	11/1/27	2	2
	Hudson Pacific Properties LP	5.950%	2/15/28	5	5
	Huntington Bancshares Inc.	6.208%	8/21/29	1,150	1,202
	Huntington Bancshares Inc.	5.709%	2/2/35	737	754
	Huntington Bancshares Inc.	2.487%	8/15/36	150	126
	Huntington Bancshares Inc.	6.141%	11/18/39	380	388
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	368	376
	Hyatt Hotels Corp.	5.250%	6/30/29	45	46
[5]	Imola Merger Corp.	4.750%	5/15/29	13	13
[4]	Indiana Michigan Power Co.	3.750%	7/1/47	250	186
	Indiana Michigan Power Co.	5.625%	4/1/53	340	333
	Ingersoll Rand Inc.	5.176%	6/15/29	100	102
	Intel Corp.	2.450%	11/15/29	1,273	1,158
	Intel Corp.	5.125%	2/10/30	12	12
	Intel Corp.	2.000%	8/12/31	158	134
	Intel Corp.	4.150%	8/5/32	279	262
	Intel Corp.	5.200%	2/10/33	254	254
	Intel Corp.	5.625%	2/10/43	80	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	3.734%	12/8/47	266	182
	Intel Corp.	3.050%	8/12/51	177	102
	Intel Corp.	5.700%	2/10/53	668	602
	Intel Corp.	5.600%	2/21/54	600	533
	Intel Corp.	5.900%	2/10/63	60	54
	Intercontinental Exchange Inc.	5.250%	6/15/31	350	362
	Intercontinental Exchange Inc.	4.950%	6/15/52	70	63
	Intercontinental Exchange Inc.	3.000%	9/15/60	50	30
	Intercontinental Exchange Inc.	5.200%	6/15/62	20	19
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	100	74
[5,10]	Inversion Escrow Issuer LLC	6.750%	8/1/32	15	15
	Invesco Finance plc	5.375%	11/30/43	55	52
[5]	IQVIA Inc.	6.250%	6/1/32	20	21
	Jacobs Engineering Group Inc.	5.900%	3/1/33	110	115
	JBS USA Holding Lux Sarl	6.750%	3/15/34	488	531
[5]	JBS USA LUX Sarl	6.375%	2/25/55	1,055	1,060
[5]	JetBlue Airways Corp.	9.875%	9/20/31	84	81
[5]	JH North America Holdings Inc.	5.875%	1/31/31	5	5
[5]	JH North America Holdings Inc.	6.125%	7/31/32	5	5
	JPMorgan Chase & Co.	4.979%	7/22/28	413	417
	JPMorgan Chase & Co.	4.851%	7/25/28	140	141
	JPMorgan Chase & Co.	5.012%	1/23/30	730	742
	JPMorgan Chase & Co.	5.581%	4/22/30	1,210	1,254
	JPMorgan Chase & Co.	4.995%	7/22/30	1,000	1,017
	JPMorgan Chase & Co.	4.603%	10/22/30	470	471
	JPMorgan Chase & Co.	5.140%	1/24/31	720	736
	JPMorgan Chase & Co.	4.586%	4/26/33	100	99
	JPMorgan Chase & Co.	5.350%	6/1/34	130	133
	JPMorgan Chase & Co.	4.946%	10/22/35	1,130	1,117
	JPMorgan Chase & Co.	5.572%	4/22/36	2,000	2,066
	JPMorgan Chase & Co.	5.576%	7/23/36	1,460	1,479
	JPMorgan Chase & Co.	6.400%	5/15/38	150	167
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	62	54
	JPMorgan Chase & Co.	5.534%	11/29/45	490	490
[5]	Kaiser Aluminum Corp.	4.625%	3/1/28	10	10
[5]	KeHE Distributors LLC	9.000%	2/15/29	19	20
	Keurig Dr Pepper Inc.	4.500%	11/15/45	330	276
	KeyBank NA	5.000%	1/26/33	100	99
	KeyCorp	6.401%	3/6/35	110	118
	Keysight Technologies Inc.	4.950%	10/15/34	266	262
	Kimco Realty OP LLC	4.250%	4/1/45	75	62
	Kimco Realty OP LLC	3.700%	10/1/49	70	51
	Kinder Morgan Inc.	5.150%	6/1/30	430	439
[5]	Kinetik Holdings LP	6.625%	12/15/28	10	10
[5]	Kinetik Holdings LP	5.875%	6/15/30	2	2
	Kraft Heinz Foods Co.	3.750%	4/1/30	340	325
	Kraft Heinz Foods Co.	5.000%	6/4/42	460	410
	Kraft Heinz Foods Co.	4.875%	10/1/49	27	23
	Kroger Co.	2.200%	5/1/30	120	108
	Kroger Co.	5.000%	9/15/34	340	336
	Kroger Co.	5.150%	8/1/43	300	275
	Kroger Co.	5.500%	9/15/54	205	193
	Kyndryl Holdings Inc.	3.150%	10/15/31	410	367
	Kyndryl Holdings Inc.	6.350%	2/20/34	100	106
	L3Harris Technologies Inc.	5.250%	6/1/31	1,180	1,214
	L3Harris Technologies Inc.	5.054%	4/27/45	30	28
[5]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	2	2
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	6	6
[5]	Level 3 Financing Inc.	3.875%	11/15/29	5	4
[5]	Level 3 Financing Inc.	10.000%	10/15/32	5	5
[5]	LifePoint Health Inc.	11.000%	10/15/30	1	1
[5]	Lithia Motors Inc.	4.625%	12/15/27	10	10
[5]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	31
	Lockheed Martin Corp.	5.000%	8/15/35	397	397
	Lockheed Martin Corp.	4.300%	6/15/62	295	229
	Lockheed Martin Corp.	5.200%	2/15/64	1,370	1,245
	Lowe's Cos. Inc.	4.450%	4/1/62	190	146
[8]	LYB International Finance II BV	1.625%	9/17/31	300	304
	LYB International Finance III LLC	3.375%	10/1/40	50	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	M&T Bank Corp.	7.413%	10/30/29	316	342
	M&T Bank Corp.	5.179%	7/8/31	451	456
	M&T Bank Corp.	6.082%	3/13/32	791	831
	M&T Bank Corp.	5.053%	1/27/34	116	114
	M&T Bank Corp.	5.400%	7/30/35	415	415
[4]	M&T Bank Corp.	5.385%	1/16/36	80	80
[5]	Magnera Corp.	7.250%	11/15/31	75	71
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	370	372
	Manufacturers & Traders Trust Co.	4.762%	7/6/28	517	519
	Marathon Petroleum Corp.	5.150%	3/1/30	800	815
[5]	Mars Inc.	5.000%	3/1/32	190	192
[5]	Mars Inc.	5.200%	3/1/35	1,602	1,610
[5]	Mars Inc.	3.875%	4/1/39	178	153
[5]	Mars Inc.	5.700%	5/1/55	1,055	1,043
[5]	Mars Inc.	5.800%	5/1/65	585	580
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	75	67
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	150	93
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	110	118
[5]	Matador Resources Co.	6.250%	4/15/33	2	2
[5]	Match Group Holdings II LLC	4.125%	8/1/30	75	70
[5]	McAfee Corp.	7.375%	2/15/30	8	7
	McKesson Corp.	4.950%	5/30/32	2,405	2,424
[5]	Medline Borrower LP	3.875%	4/1/29	3	3
[5]	Medline Borrower LP	6.250%	4/1/29	41	42
[5]	Medline Borrower LP	5.250%	10/1/29	9	9
	Merck & Co. Inc.	5.150%	5/17/63	160	146
	Meta Platforms Inc.	4.450%	8/15/52	248	208
	Meta Platforms Inc.	4.650%	8/15/62	42	35
	MetLife Inc.	4.125%	8/13/42	60	50
	MetLife Inc.	4.875%	11/13/43	60	55
	MetLife Inc.	5.250%	1/15/54	60	56
	MGM Resorts International	6.500%	4/15/32	5	5
	MidAmerican Energy Co.	5.300%	2/1/55	530	502
[5]	Midcontinent Communications	8.000%	8/15/32	80	84
[5]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	5	5
[5]	MIWD Holdco II LLC	5.500%	2/1/30	10	10
	Morgan Stanley	2.475%	1/21/28	700	680
[4]	Morgan Stanley	5.652%	4/13/28	415	423
	Morgan Stanley	5.173%	1/16/30	740	755
	Morgan Stanley	4.654%	10/18/30	740	741
	Morgan Stanley	5.230%	1/15/31	665	681
[4]	Morgan Stanley	2.511%	10/20/32	2,220	1,942
	Morgan Stanley	2.943%	1/21/33	268	239
	Morgan Stanley	5.466%	1/18/35	120	123
	Morgan Stanley	5.587%	1/18/36	142	146
	Morgan Stanley	5.664%	4/17/36	2,000	2,063
[4]	Morgan Stanley	3.971%	7/22/38	90	79
[4]	Morgan Stanley	4.457%	4/22/39	165	152
	Morgan Stanley	6.375%	7/24/42	150	164
[4]	Morgan Stanley	4.375%	1/22/47	200	170
[4]	Morgan Stanley Bank NA	5.504%	5/26/28	250	254
[4]	Morgan Stanley Bank NA	4.968%	7/14/28	239	241
	Motorola Solutions Inc.	5.200%	8/15/32	685	694
[4]	Mount Sinai Hospital	3.737%	7/1/49	200	137
	MPLX LP	1.750%	3/1/26	150	147
	MPLX LP	4.800%	2/15/29	110	111
	MPT Operating Partnership LP	3.500%	3/15/31	25	17
[5]	MPT Operating Partnership LP	8.500%	2/15/32	20	21
[8]	MSD Netherlands Capital BV	3.750%	5/30/54	1,391	1,454
[5]	Mueller Water Products Inc.	4.000%	6/15/29	75	72
	Nasdaq Inc.	5.350%	6/28/28	157	161
	Nasdaq Inc.	2.500%	12/21/40	100	69
	Nasdaq Inc.	3.950%	3/7/52	16	12
	Nasdaq Inc.	5.950%	8/15/53	175	178
[5]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	5	5
[5]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	84	85
[5]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	1	1
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	48
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	96
	Navient Corp.	4.875%	3/15/28	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Navient Corp.	9.375%	7/25/30	3	3
[5]	NCL Corp. Ltd.	5.875%	2/15/27	14	14
[5]	NCL Corp. Ltd.	8.125%	1/15/29	3	3
[5]	NCL Corp. Ltd.	7.750%	2/15/29	75	80
[5]	NCL Corp. Ltd.	6.750%	2/1/32	15	15
	Nevada Power Co.	6.000%	3/15/54	180	181
	Nevada Power Co.	6.250%	5/15/55	220	219
	Newell Brands Inc.	6.375%	9/15/27	4	4
[5]	Newell Brands Inc.	8.500%	6/1/28	10	10
	Newell Brands Inc.	6.625%	9/15/29	10	10
	Newell Brands Inc.	6.375%	5/15/30	5	5
	Newell Brands Inc.	6.625%	5/15/32	70	67
	Newell Brands Inc.	6.875%	4/1/36	6	6
	Newell Brands Inc.	7.000%	4/1/46	4	3
	Newmont Corp.	2.250%	10/1/30	100	90
[5]	News Corp.	3.875%	5/15/29	21	20
[10]	NextEra Energy Capital Holdings Inc.	4.685%	9/1/27	1,230	1,236
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	650	668
	NiSource Inc.	5.250%	3/30/28	100	102
	NiSource Inc.	5.200%	7/1/29	700	717
	NiSource Inc.	5.400%	6/30/33	60	61
	NiSource Inc.	5.350%	4/1/34	400	406
	NiSource Inc.	4.800%	2/15/44	630	556
	NiSource Inc.	3.950%	3/30/48	50	38
	NiSource Inc.	5.850%	4/1/55	650	641
	Norfolk Southern Corp.	3.050%	5/15/50	120	78
	Norfolk Southern Corp.	5.950%	3/15/64	150	153
	Northern States Power Co.	6.250%	6/1/36	34	37
	Northern States Power Co.	5.650%	5/15/55	430	431
	Northrop Grumman Corp.	5.250%	5/1/50	545	512
	Novartis Capital Corp.	4.700%	9/18/54	155	137
[5]	Novelis Corp.	4.750%	1/30/30	17	16
[5]	Novelis Corp.	3.875%	8/15/31	105	94
[5]	NRG Energy Inc.	5.750%	7/15/29	5	5
[5]	NRG Energy Inc.	6.250%	11/1/34	75	76
	Nucor Corp.	4.400%	5/1/48	70	58
	Nucor Corp.	3.850%	4/1/52	50	37
	NuStar Logistics LP	6.375%	10/1/30	20	21
	Occidental Petroleum Corp.	6.375%	9/1/28	138	143
	Occidental Petroleum Corp.	5.200%	8/1/29	315	316
	Occidental Petroleum Corp.	7.500%	5/1/31	44	48
	Occidental Petroleum Corp.	6.450%	9/15/36	15	15
	Occidental Petroleum Corp.	6.600%	3/15/46	10	10
	Occidental Petroleum Corp.	6.050%	10/1/54	175	160
	OGE Energy Corp.	5.450%	5/15/29	150	155
[5]	Olin Corp.	6.625%	4/1/33	7	7
[5]	Olympus Water US Holding Corp.	9.750%	11/15/28	20	21
[5]	Olympus Water US Holding Corp.	7.250%	6/15/31	5	5
	Omega Healthcare Investors Inc.	3.625%	10/1/29	336	319
	Omega Healthcare Investors Inc.	3.375%	2/1/31	185	169
[5]	Omnis Funding Trust	6.722%	5/15/55	584	605
	OneMain Finance Corp.	3.500%	1/15/27	15	15
	OneMain Finance Corp.	3.875%	9/15/28	35	33
[10]	OneMain Finance Corp.	6.125%	5/15/30	5	5
	ONEOK Inc.	5.550%	11/1/26	130	131
	ONEOK Inc.	5.650%	11/1/28	135	139
	ONEOK Partners LP	6.125%	2/1/41	135	136
	Oracle Corp.	4.800%	8/3/28	700	707
	Oracle Corp.	3.600%	4/1/40	430	339
	Oracle Corp.	3.650%	3/25/41	150	117
	Oracle Corp.	6.000%	8/3/55	390	382
[5]	Organon & Co.	4.125%	4/30/28	13	12
[5]	Organon & Co.	6.750%	5/15/34	5	5
[5]	Outfront Media Capital LLC	7.375%	2/15/31	3	3
[5]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	21	21
[5]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	9	9
	Pacific Gas & Electric Co.	3.000%	6/15/28	100	95
	Pacific Gas & Electric Co.	5.550%	5/15/29	970	989
	Pacific Gas & Electric Co.	2.500%	2/1/31	140	122
	Pacific Gas & Electric Co.	6.150%	1/15/33	130	135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas & Electric Co.	4.500%	7/1/40	430	363
	Pacific Gas & Electric Co.	4.750%	2/15/44	40	33
	Pacific Gas & Electric Co.	3.500%	8/1/50	100	65
[5]	Panther Escrow Issuer LLC	7.125%	6/1/31	5	5
	Paramount Global	4.950%	1/15/31	38	37
	Paramount Global	6.875%	4/30/36	425	441
	Paramount Global	4.375%	3/15/43	350	265
	Paramount Global	5.850%	9/1/43	350	312
	Paramount Global	4.900%	8/15/44	190	150
	Paramount Global	4.600%	1/15/45	260	199
[5]	Park Intermediate Holdings LLC	7.000%	2/1/30	5	5
[5]	Pattern Energy Operations LP	4.500%	8/15/28	72	70
	Paychex Inc.	5.350%	4/15/32	150	154
[5]	Pebblebrook Hotel LP	6.375%	10/15/29	3	3
	PECO Energy Co.	4.150%	10/1/44	130	107
[5]	Penn Entertainment Inc.	5.625%	1/15/27	5	5
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/28	155	161
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/30	56	59
	PepsiCo Inc.	4.200%	7/18/52	25	20
[8]	PepsiCo Inc.	4.050%	7/28/55	400	455
[5]	Performance Food Group Inc.	6.125%	9/15/32	10	10
[5]	Permian Resources Operating LLC	5.875%	7/1/29	25	25
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	260	246
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	400	374
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	155	142
[4,8]	Philip Morris International Inc.	2.750%	6/6/29	1,900	2,150
	Philip Morris International Inc.	5.125%	2/15/30	105	108
	Philip Morris International Inc.	4.375%	4/30/30	745	740
	Philip Morris International Inc.	5.500%	9/7/30	10	10
[8]	Philip Morris International Inc.	3.250%	6/6/32	1,100	1,237
	Philip Morris International Inc.	5.750%	11/17/32	224	235
	Philip Morris International Inc.	5.375%	2/15/33	165	169
	Philip Morris International Inc.	4.875%	4/30/35	835	818
[8]	Philip Morris International Inc.	1.450%	8/1/39	2,600	2,114
	Philip Morris International Inc.	4.250%	11/10/44	440	369
	Phillips 66	4.650%	11/15/34	40	38
	Phillips 66 Co.	3.150%	12/15/29	177	167
[5]	Phinia Inc.	6.625%	10/15/32	5	5
	Pinnacle West Capital Corp.	4.900%	5/15/28	220	222
	Pioneer Natural Resources Co.	1.900%	8/15/30	150	133
	Pioneer Natural Resources Co.	2.150%	1/15/31	145	128
	Plains All American Pipeline LP	4.900%	2/15/45	30	25
	PNC Financial Services Group Inc.	5.492%	5/14/30	1,400	1,448
	PNC Financial Services Group Inc.	5.068%	1/24/34	390	391
	PNC Financial Services Group Inc.	5.939%	8/18/34	160	169
	PNC Financial Services Group Inc.	6.875%	10/20/34	585	653
	PNC Financial Services Group Inc.	5.676%	1/22/35	700	725
	PNC Financial Services Group Inc.	5.575%	1/29/36	840	862
[5]	Post Holdings Inc.	6.250%	2/15/32	5	5
[5]	Post Holdings Inc.	6.375%	3/1/33	6	6
	Principal Financial Group Inc.	5.500%	3/15/53	219	210
	Prologis LP	1.750%	2/1/31	157	136
	Prologis LP	5.125%	1/15/34	37	37
	Prudential Financial Inc.	3.935%	12/7/49	260	198
[4]	Prudential Financial Inc.	4.350%	2/25/50	65	53
[4]	Prudential Financial Inc.	3.700%	3/13/51	70	51
	Prudential Financial Inc.	6.500%	3/15/54	130	135
[5]	PSEG Power LLC	5.200%	5/15/30	1,115	1,139
	Public Service Co. of Colorado	4.050%	9/15/49	230	176
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	74
[4]	Public Service Electric & Gas Co.	5.125%	3/15/53	160	149
	Public Service Enterprise Group Inc.	5.200%	4/1/29	1,010	1,035
[5]	Quikrete Holdings Inc.	6.375%	3/1/32	25	26
[5]	Quikrete Holdings Inc.	6.750%	3/1/33	10	10
[5]	Radiology Partners Inc.	8.500%	7/15/32	15	15
	Range Resources Corp.	8.250%	1/15/29	10	10
[5]	Range Resources Corp.	4.750%	2/15/30	70	68
[5]	Raven Acquisition Holdings LLC	6.875%	11/15/31	5	5
	Realty Income Corp.	2.200%	6/15/28	160	151
	Realty Income Corp.	4.850%	3/15/30	165	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regions Financial Corp.	5.722%	6/6/30	1,257	1,298
	Regions Financial Corp.	5.502%	9/6/35	804	811
[5]	RHP Hotel Properties LP	6.500%	4/1/32	5	5
[5]	RHP Hotel Properties LP	6.500%	6/15/33	5	5
[5]	Rivers Enterprise Borrower LLC	6.625%	2/1/33	3	3
[5]	Rocket Cos. Inc.	6.125%	8/1/30	10	10
[5]	Rocket Cos. Inc.	6.375%	8/1/33	15	15
[5]	Rocket Mortgage LLC	2.875%	10/15/26	9	9
[5]	Rocket Mortgage LLC	4.000%	10/15/33	80	71
[5]	Rocket Software Inc.	9.000%	11/28/28	5	5
[5]	Rocket Software Inc.	6.500%	2/15/29	70	68
[5]	Rockies Express Pipeline LLC	6.750%	3/15/33	5	5
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	5	5
	RPM International Inc.	4.550%	3/1/29	115	114
	RTX Corp.	4.875%	10/15/40	557	521
	RTX Corp.	6.400%	3/15/54	633	691
[5]	Ryan Specialty LLC	4.375%	2/1/30	70	67
[5]	Ryan Specialty LLC	5.875%	8/1/32	13	13
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	110	109
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	1,840	1,829
	Sabra Health Care LP	3.900%	10/15/29	1	1
	Sabra Health Care LP	3.200%	12/1/31	320	285
	San Diego Gas & Electric Co.	5.550%	4/15/54	140	134
	SBA Communications Corp.	3.125%	2/1/29	17	16
[5]	Scripps Escrow Inc.	5.875%	7/15/27	17	17
[5]	Scripps Escrow II Inc.	5.375%	1/15/31	3	2
[5]	Sealed Air Corp.	6.125%	2/1/28	9	9
[5]	Sealed Air Corp.	5.000%	4/15/29	3	3
[5]	Sealed Air Corp.	7.250%	2/15/31	5	5
	Sempra	6.625%	4/1/55	870	853
	Service Properties Trust	5.500%	12/15/27	5	5
	Service Properties Trust	8.375%	6/15/29	81	84
[4]	Shell Finance US Inc.	4.375%	5/11/45	70	59
[4]	Shell Finance US Inc.	3.750%	9/12/46	141	108
	Sherwin-Williams Co.	4.500%	6/1/47	80	67
[5]	Shift4 Payments LLC	6.750%	8/15/32	6	6
[5]	Sirius XM Radio LLC	5.000%	8/1/27	10	10
[5]	Six Flags Entertainment Corp.	6.625%	5/1/32	5	5
[5]	Sixth Street Lending Partners	6.125%	7/15/30	530	540
	Southern California Edison Co.	5.650%	10/1/28	600	614
[4]	Southern California Edison Co.	4.200%	3/1/29	100	98
	Southern California Edison Co.	5.450%	6/1/31	1,140	1,159
	Southern California Edison Co.	4.500%	9/1/40	50	42
[4]	Southern California Edison Co.	3.900%	3/15/43	50	38
	Southern California Edison Co.	4.000%	4/1/47	50	36
[4]	Southern California Gas Co.	2.550%	2/1/30	330	303
	Southern California Gas Co.	3.750%	9/15/42	50	39
	Southern Co.	5.700%	10/15/32	100	105
	Southern Co.	4.400%	7/1/46	30	25
	Southwest Airlines Co.	2.625%	2/10/30	68	62
	Spirit AeroSystems Inc.	4.600%	6/15/28	70	69
[5]	Spirit AeroSystems Inc.	9.375%	11/30/29	7	7
[5]	Spirit AeroSystems Inc.	9.750%	11/15/30	12	13
	Sprint Capital Corp.	6.875%	11/15/28	1,900	2,031
	Sprint Capital Corp.	8.750%	3/15/32	78	94
[5]	SS&C Technologies Inc.	5.500%	9/30/27	9	9
[5]	Standard Building Solutions Inc.	6.500%	8/15/32	5	5
	Stanley Black & Decker Inc.	2.300%	3/15/30	45	40
[5]	Star Parent Inc.	9.000%	10/1/30	8	8
	Starbucks Corp.	3.500%	11/15/50	125	86
[5]	Starwood Property Trust Inc.	7.250%	4/1/29	2	2
[5]	Starwood Property Trust Inc.	6.000%	4/15/30	80	81
[5]	Starwood Property Trust Inc.	6.500%	10/15/30	5	5
	State Street Corp.	4.834%	4/24/30	995	1,011
[5]	Stonepeak Nile Parent LLC	7.250%	3/15/32	5	5
	Stryker Corp.	4.625%	9/11/34	45	44
	Stryker Corp.	5.200%	2/10/35	25	25
	Sun Communities Operating LP	2.300%	11/1/28	200	186
[5]	Sunoco LP	7.000%	9/15/28	10	10
	Synopsys Inc.	5.150%	4/1/35	170	171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Synopsys Inc.	5.700%	4/1/55	700	691
	Synovus Bank	5.625%	2/15/28	250	253
	Synovus Financial Corp.	6.168%	11/1/30	635	653
[5]	Tallgrass Energy Partners LP	7.375%	2/15/29	70	72
[5]	Tallgrass Energy Partners LP	6.000%	12/31/30	7	7
	Tapestry Inc.	5.100%	3/11/30	150	152
	Targa Resources Corp.	6.150%	3/1/29	310	325
	Targa Resources Corp.	6.125%	3/15/33	153	161
	Targa Resources Corp.	6.500%	3/30/34	600	644
	Targa Resources Corp.	6.500%	2/15/53	28	29
	Target Corp.	4.800%	1/15/53	60	53
	Tenet Healthcare Corp.	4.250%	6/1/29	13	13
	Tenet Healthcare Corp.	6.750%	5/15/31	15	15
[5]	Terex Corp.	6.250%	10/15/32	4	4
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	170	122
[4,8]	Thermo Fisher Scientific Inc.	1.875%	10/1/49	316	232
[9]	Time Warner Cable LLC	5.750%	6/2/31	2,100	2,778
	Time Warner Cable LLC	5.875%	11/15/40	343	324
	Time Warner Cable LLC	4.500%	9/15/42	75	59
	T-Mobile USA Inc.	3.375%	4/15/29	245	235
	Toll Brothers Finance Corp.	3.800%	11/1/29	65	63
[5]	TopBuild Corp.	3.625%	3/15/29	5	5
[5]	TopBuild Corp.	4.125%	2/15/32	5	5
	Toyota Motor Credit Corp.	5.100%	3/21/31	590	604
[4]	Toyota Motor Credit Corp.	4.600%	10/10/31	150	150
[5]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/31	410	415
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	5
[5]	TransDigm Inc.	6.750%	8/15/28	3	3
[5]	TransDigm Inc.	6.375%	3/1/29	33	34
[5]	TransDigm Inc.	7.125%	12/1/31	7	7
[5]	TransDigm Inc.	6.625%	3/1/32	2	2
[5]	TransDigm Inc.	6.375%	5/31/33	35	35
[5]	Transocean Inc.	8.250%	5/15/29	2	2
[5]	Transocean Inc.	8.750%	2/15/30	58	60
[5]	Transocean Inc.	8.500%	5/15/31	15	14
	Travelers Cos. Inc.	3.750%	5/15/46	260	201
[4]	Truist Financial Corp.	5.071%	5/20/31	1,205	1,222
	Uber Technologies Inc.	4.300%	1/15/30	210	208
	Uber Technologies Inc.	5.350%	9/15/54	650	606
[4]	UDR Inc.	2.950%	9/1/26	15	15
[5]	UKG Inc.	6.875%	2/1/31	10	10
	Union Electric Co.	4.000%	4/1/48	65	51
	Union Electric Co.	3.250%	10/1/49	75	51
	Union Electric Co.	3.900%	4/1/52	150	114
	Union Electric Co.	5.250%	1/15/54	250	232
	Union Pacific Corp.	3.250%	2/5/50	270	184
	Union Pacific Corp.	3.839%	3/20/60	35	25
[5]	United Airlines Inc.	4.375%	4/15/26	27	27
[5]	United Airlines Inc.	4.625%	4/15/29	50	49
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	22	23
	United Parcel Service Inc.	6.050%	5/14/65	300	305
	UnitedHealth Group Inc.	4.400%	6/15/28	180	180
	UnitedHealth Group Inc.	4.650%	1/15/31	730	730
	UnitedHealth Group Inc.	5.350%	2/15/33	270	276
	UnitedHealth Group Inc.	4.500%	4/15/33	105	102
	UnitedHealth Group Inc.	5.000%	4/15/34	30	30
	UnitedHealth Group Inc.	5.300%	6/15/35	150	152
	UnitedHealth Group Inc.	2.750%	5/15/40	100	71
	UnitedHealth Group Inc.	4.375%	3/15/42	215	184
	UnitedHealth Group Inc.	3.250%	5/15/51	100	65
	UnitedHealth Group Inc.	5.375%	4/15/54	265	244
	UnitedHealth Group Inc.	5.950%	6/15/55	270	270
	UnitedHealth Group Inc.	6.050%	2/15/63	200	200
	UnitedHealth Group Inc.	5.200%	4/15/63	715	626
[5]	Univision Communications Inc.	4.500%	5/1/29	2	2
[5]	Univision Communications Inc.	7.375%	6/30/30	18	18
[5]	Univision Communications Inc.	8.500%	7/31/31	70	71
[5]	Univision Communications Inc.	9.375%	8/1/32	15	16
	US Bancorp	5.775%	6/12/29	350	362
	US Bancorp	5.384%	1/23/30	190	195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bancorp	5.083%	5/15/31	651	663
[4]	US Bancorp	4.967%	7/22/33	25	25
	US Bancorp	5.850%	10/21/33	377	395
	US Bancorp	4.839%	2/1/34	220	217
	US Bancorp	5.836%	6/12/34	276	289
	US Bank NA	4.730%	5/15/28	1,935	1,944
[5]	US Foods Inc.	6.875%	9/15/28	2	2
[5]	US Foods Inc.	4.750%	2/15/29	9	9
[5]	US Foods Inc.	5.750%	4/15/33	5	5
[5]	UWM Holdings LLC	6.625%	2/1/30	5	5
[5]	Vail Resorts Inc.	5.625%	7/15/30	15	15
[5]	Vail Resorts Inc.	6.500%	5/15/32	13	13
[5]	Valaris Ltd.	8.375%	4/30/30	14	14
	Valero Energy Corp.	4.350%	6/1/28	48	48
	Valero Energy Corp.	5.150%	2/15/30	590	601
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	30	28
[5]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	20	21
[5]	Venture Global LNG Inc.	9.500%	2/1/29	12	13
[5]	Venture Global LNG Inc.	8.375%	6/1/31	36	37
[5]	Venture Global LNG Inc.	9.875%	2/1/32	5	5
[5]	Venture Global Plaquemines LNG LLC	6.500%	1/15/34	5	5
[5]	Venture Global Plaquemines LNG LLC	6.750%	1/15/36	10	10
	Verisk Analytics Inc.	5.500%	6/15/45	100	96
	Verizon Communications Inc.	1.500%	9/18/30	285	245
	Verizon Communications Inc.	4.400%	11/1/34	140	133
	Verizon Communications Inc.	5.250%	3/16/37	170	169
	Verizon Communications Inc.	4.812%	3/15/39	110	103
	Verizon Communications Inc.	2.650%	11/20/40	75	53
	Verizon Communications Inc.	3.400%	3/22/41	560	433
	Verizon Communications Inc.	3.875%	3/1/52	130	96
	Verizon Communications Inc.	2.987%	10/30/56	990	594
	Verizon Communications Inc.	3.000%	11/20/60	50	29
	Verizon Communications Inc.	3.700%	3/22/61	85	58
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	150	123
	Virginia Electric & Power Co.	5.450%	4/1/53	100	95
	Virginia Electric & Power Co.	5.350%	1/15/54	350	329
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	22	22
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	8	7
[5]	Vistra Operations Co. LLC	7.750%	10/15/31	3	3
[5]	Vital Energy Inc.	7.750%	7/31/29	5	5
	VMware LLC	1.800%	8/15/28	400	370
	VMware LLC	4.700%	5/15/30	130	130
	VMware LLC	2.200%	8/15/31	220	190
	Vulcan Materials Co.	4.950%	12/1/29	354	359
	Walt Disney Co.	6.650%	11/15/37	70	79
	Walt Disney Co.	3.500%	5/13/40	125	102
	Walt Disney Co.	2.750%	9/1/49	45	28
	Walt Disney Co.	3.600%	1/13/51	45	33
[4]	Warnermedia Holdings Inc.	5.050%	3/15/42	10	7
[4]	Warnermedia Holdings Inc.	5.141%	3/15/52	34	21
	Waste Connections Inc.	5.250%	9/1/35	330	334
	Waste Management Inc.	5.350%	10/15/54	300	290
[5]	Waste Pro USA Inc.	7.000%	2/1/33	2	2
[5]	Wayfair LLC	7.250%	10/31/29	5	5
[4]	Wells Fargo & Co.	2.393%	6/2/28	340	327
[4]	Wells Fargo & Co.	3.350%	3/2/33	400	366
	Wells Fargo & Co.	5.389%	4/24/34	250	256
[4]	Wells Fargo & Co.	5.557%	7/25/34	284	293
[4]	Wells Fargo & Co.	3.068%	4/30/41	320	241
	Wells Fargo & Co.	5.375%	11/2/43	90	85
[4]	Wells Fargo & Co.	4.400%	6/14/46	60	49
[4]	Wells Fargo & Co.	5.013%	4/4/51	80	72
[4]	Wells Fargo & Co.	4.611%	4/25/53	50	43
[4]	Wells Fargo Bank NA	6.600%	1/15/38	100	110
[5]	WESCO Distribution Inc.	6.375%	3/15/29	10	10
[5]	WESCO Distribution Inc.	6.625%	3/15/32	5	5
[5]	WESCO Distribution Inc.	6.375%	3/15/33	10	10
	Western Digital Corp.	4.750%	2/15/26	5	5
	Western Midstream Operating LP	4.500%	3/1/28	49	49
	Western Midstream Operating LP	4.750%	8/15/28	104	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/30	590	597
[5]	WEX Inc.	6.500%	3/15/33	10	10
	Weyerhaeuser Co.	4.000%	11/15/29	91	89
	Whirlpool Corp.	6.125%	6/15/30	5	5
	Whirlpool Corp.	6.500%	6/15/33	15	15
	Williams Cos. Inc.	5.300%	8/15/28	225	230
	Williams Cos. Inc.	4.800%	11/15/29	425	428
	Williams Cos. Inc.	4.650%	8/15/32	80	78
	Williams Cos. Inc.	6.300%	4/15/40	65	68
	Willis North America Inc.	2.950%	9/15/29	85	80
	Willis North America Inc.	3.875%	9/15/49	70	51
	Workday Inc.	3.700%	4/1/29	140	136
[5]	WR Grace Holdings LLC	5.625%	8/15/29	5	5
[5]	WR Grace Holdings LLC	7.375%	3/1/31	6	6
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	15	15
[5]	XHR LP	4.875%	6/1/29	5	5
[5]	XHR LP	6.625%	5/15/30	5	5
[5]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/27	70	68
[5]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/29	5	5
[5]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	5	5
	Zoetis Inc.	4.700%	2/1/43	129	117
	Zoetis Inc.	3.950%	9/12/47	70	55
					284,005
Zambia (0.0%)
[5]	First Quantum Minerals Ltd.	9.375%	3/1/29	35	37
[5]	First Quantum Minerals Ltd.	8.000%	3/1/33	30	31
					68
Total Corporate Bonds (Cost $533,865)					539,214
Floating Rate Loan Interests (0.0%)
Ireland (0.0%)
[7]	Setanta Aircraft Leasing DAC First Lien Term Loan B, TSFR3M + 1.750%	6.046%	11/6/28	31	31
United States (0.0%)
[7]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	6.575%	4/20/28	14	14
[7]	Bausch + Lomb Corp. First Lien Third Amendment Term Loan, TSFR1M + 4.250%	8.606%	1/15/31	5	5
[7]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.356%	4/23/31	3	4
[7]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR6M + 2.500%	6.792%	7/1/31	2	2
[7]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.327%	3/1/29	10	9
[7]	Medline Borrower LP First Lien Incremental Term Loan, TSFR1M + 2.250%	6.577%	10/23/28	11	11
					45
Total Floating Rate Loan Interests (Cost $76)					76
Sovereign Bonds (20.2%)
Albania (0.1%)
[5,8]	Republic of Albania	4.750%	2/14/35	964	1,104
Australia (0.2%)
[5,8]	Queensland Treasury Corp.	3.250%	5/21/35	1,640	1,860
Azerbaijan (0.2%)
[4,11]	Southern Gas Corridor CJSC	6.875%	3/24/26	1,505	1,521
Belgium (0.1%)
[4]	Kingdom of Belgium	4.875%	6/10/55	1,286	1,151
Bermuda (0.1%)
[4]	Bermuda	5.000%	7/15/32	500	496
Bulgaria (0.6%)
[8]	Bulgarian Energy Holding EAD	4.250%	6/19/30	700	792
[4,8]	Republic of Bulgaria	3.500%	5/7/34	909	1,043
[4,8]	Republic of Bulgaria	4.125%	5/7/38	1,500	1,731
[4,8]	Republic of Bulgaria	4.125%	7/18/45	1,250	1,395
					4,961
Canada (1.3%)
[12]	Canadian Government Bond	3.500%	12/1/45	536	377
[12]	Canadian Government Bond	2.750%	12/1/48	474	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Canadian Government Bond	1.750%	12/1/53	573	270
[5,8]	OMERS Finance Trust	3.250%	1/28/35	1,483	1,677
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	789
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	343
[5,8]	Ontario Teachers' Finance Trust	2.850%	12/4/31	2,489	2,830
	Province of Ontario	4.850%	6/11/35	1,315	1,329
[8]	Province of Quebec	3.250%	5/22/35	1,881	2,138
					10,043
Chile (0.1%)
[4]	Empresa Nacional del Petroleo	5.250%	11/6/29	570	575
Colombia (0.7%)
	Ecopetrol SA	4.625%	11/2/31	754	649
	Ecopetrol SA	7.750%	2/1/32	460	459
[4]	Republic of Colombia	3.000%	1/30/30	1,351	1,187
[4]	Republic of Colombia	8.500%	4/25/35	1,384	1,464
[4]	Republic of Colombia	8.375%	11/7/54	1,594	1,552
					5,311
Dominican Republic (0.2%)
[4,5]	Dominican Republic	6.950%	3/15/37	1,427	1,463
Egypt (0.0%)
[4,8]	Arab Republic of Egypt	4.750%	4/16/26	210	240
France (1.0%)
[8]	Aeroports de Paris SA	2.750%	6/5/28	300	345
[8]	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/28	3,600	4,104
[4,5]	Electricite de France SA	5.700%	5/23/28	315	324
[4,5]	Electricite de France SA	6.250%	5/23/33	240	258
[4,8]	Regie Autonome des Transports Parisiens EPIC	3.250%	5/25/34	1,000	1,123
[4,8]	Societe Des Grands Projets EPIC	0.700%	10/15/60	500	203
[8]	Ville de Paris	3.750%	5/25/40	1,400	1,565
					7,922
Germany (2.1%)
[4,8]	Federal Republic of Germany	1.300%	10/15/27	4,073	4,585
[4,8]	Federal Republic of Germany	2.200%	4/13/28	4,083	4,684
[8]	Federal Republic of Germany	0.000%	2/15/32	2,350	2,296
[8]	Federal Republic of Germany	2.600%	5/15/41	3,650	3,940
[8]	Federal Republic of Germany	3.250%	7/4/42	250	293
[8]	Federal Republic of Germany	1.250%	8/15/48	750	595
[4,8]	Federal Republic of Germany	1.800%	8/15/53	378	323
					16,716
Greece (0.7%)
[5,8]	Hellenic Republic	3.375%	6/15/34	1,831	2,110
[5,8]	Hellenic Republic	3.625%	6/15/35	1,086	1,265
[5,8]	Hellenic Republic	4.375%	7/18/38	607	743
[8]	Hellenic Republic	4.200%	1/30/42	213	253
[5,8]	Hellenic Republic	4.125%	6/15/54	752	848
					5,219
Hungary (0.7%)
[4,8,13]	Magyar Export-Import Bank Zrt.	6.000%	5/16/29	3,883	4,788
[8,13]	MFB Magyar Fejlesztesi Bank Zrt.	4.375%	6/27/30	600	697
					5,485
Iceland (0.5%)
[8]	Republic of Iceland	2.625%	5/27/30	1,992	2,265
[4,8]	Republic of Iceland	3.500%	3/21/34	1,730	2,026
					4,291
Indonesia (0.2%)
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	200	198
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	800	816
[8]	Republic of Indonesia	1.450%	9/18/26	545	614
					1,628
Israel (0.2%)
[4]	State of Israel	5.375%	2/19/30	720	735
[4]	State of Israel	5.750%	3/12/54	520	483
					1,218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Italy (0.8%)
[4,5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	2,944	3,064
[4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	2,059	2,142
[8]	Cassa Depositi e Prestiti SpA	3.250%	6/17/33	1,100	1,240
					6,446
Ivory Coast (0.2%)
[4,8]	Ivory Coast Government Bond	5.875%	10/17/31	960	1,062
[4,5]	Ivory Coast Government Bond	8.075%	4/1/36	493	485
					1,547
Japan (0.7%)
[4,14]	Japan	0.400%	3/20/50	71,100	270
[4,14]	Japan	1.200%	6/20/53	112,450	493
[4,14]	Japan	2.200%	6/20/54	112,450	625
[4,5]	Japan Finance Organization for Municipalities	4.375%	4/2/30	1,970	1,983
[4,5]	Japan Finance Organization for Municipalities	4.125%	7/30/30	1,000	996
[15]	Japan International Cooperation Agency	4.250%	5/22/30	1,112	1,114
					5,481
Kazakhstan (0.0%)
[4,5]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	281	284
Latvia (0.8%)
[8]	Republic of Latvia	2.875%	5/21/30	5,014	5,730
[4,5]	Republic of Latvia	5.125%	7/30/34	565	570
					6,300
Lithuania (0.2%)
[4,8]	Republic of Lithuania	3.500%	7/3/31	1,528	1,795
Mexico (1.5%)
[4]	Comision Federal de Electricidad	5.000%	9/29/36	199	180
	Petroleos Mexicanos	4.500%	1/23/26	170	169
	Petroleos Mexicanos	6.875%	8/4/26	560	562
	Petroleos Mexicanos	6.500%	3/13/27	1,370	1,369
	Petroleos Mexicanos	8.750%	6/2/29	1,058	1,115
[4]	United Mexican States	4.750%	4/27/32	1,204	1,143
[4]	United Mexican States	5.850%	7/2/32	984	990
[4]	United Mexican States	4.875%	5/19/33	1,004	944
[4]	United Mexican States	6.875%	5/13/37	4,959	5,133
					11,605
Morocco (0.2%)
[4]	Kingdom of Morocco	2.375%	12/15/27	500	474
[4,5]	OCP SA	6.100%	4/30/30	1,107	1,126
					1,600
Oman (0.3%)
[4]	Oman Government Bond	4.750%	6/15/26	405	404
[4]	Oman Government Bond	6.750%	10/28/27	1,990	2,079
					2,483
Peru (0.2%)
	Republic of Peru	2.844%	6/20/30	75	69
[4]	Republic of Peru	2.783%	1/23/31	2,000	1,798
					1,867
Philippines (0.1%)
[8]	Republic of the Philippines	3.625%	2/4/32	746	860
Poland (0.1%)
[4,5,16]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	995	1,027
Romania (0.3%)
[4,5]	Republic of Romania	5.750%	9/16/30	1,830	1,837
[4]	Republic of Romania	3.000%	2/14/31	204	179
[4,8]	Republic of Romania	2.124%	7/16/31	200	194
					2,210
Serbia (0.3%)
[4,8]	Serbia International Bond	3.125%	5/15/27	460	524
[4,8]	Serbia International Bond	1.500%	6/26/29	1,500	1,577
					2,101

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Slovakia (0.4%)
[8]		Slovakia Government Bond	3.750%	2/27/40	2,788	3,115
South Africa (0.1%)
[4,5]		Republic of South Africa	7.950%	11/19/54	480	456
South Korea (0.1%)
[4]		Korea Electric Power Corp.	5.375%	4/6/26	930	935
Spain (1.2%)
[8]		Adif Alta Velocidad	3.125%	1/31/30	1,700	1,958
[8]		Adif Alta Velocidad	3.625%	4/30/35	2,100	2,403
[8]		City of Madrid Spain	3.360%	10/31/35	3,040	3,425
[8]		Junta de Andalucia	3.300%	4/30/35	1,900	2,143
						9,929
Supranational (1.5%)
		Corp. Andina de Fomento	4.125%	6/30/28	1,050	1,047
		Corp. Andina de Fomento	5.000%	1/24/29	1,560	1,595
		Corp. Andina de Fomento	5.000%	1/22/30	1,670	1,714
[4,8]		European Union	0.300%	11/4/50	3,495	1,800
[4,8]		European Union	0.700%	7/6/51	1,000	572
[4]		Inter-American Development Bank	4.375%	7/16/35	5,308	5,292
						12,020
Turkiye (0.7%)
[4,8]		Republic of Turkiye	5.200%	8/17/31	2,741	3,140
[4]		Republic of Turkiye	7.125%	2/12/32	2,560	2,588
		Republic of Turkiye	7.250%	5/29/32	200	203
						5,931
United Kingdom (1.1%)
[9]		United Kingdom	1.625%	10/22/28	662	818
[9]		United Kingdom	0.500%	1/31/29	600	707
[9]		United Kingdom	4.125%	7/22/29	965	1,283
[9]		United Kingdom	0.375%	10/22/30	615	677
[9]		United Kingdom	4.500%	12/7/42	570	696
[9]		United Kingdom	1.500%	7/22/47	295	199
[9]		United Kingdom	3.750%	10/22/53	355	358
[9]		United Kingdom	4.375%	7/31/54	2,988	3,364
[9]		United Kingdom	5.375%	1/31/56	295	389
[9]		United Kingdom	3.500%	7/22/68	90	84
						8,575
Uzbekistan (0.4%)
[5,8]		Republic of Uzbekistan International Bond	5.100%	2/25/29	2,720	3,184
Total Sovereign Bonds (Cost $156,914)						160,955
Taxable Municipal Bonds (0.1%)
United States (0.1%)
		Los Angeles CA Department of Water & Power System Revenue (Cost $780)	6.574%	7/1/45	760	793
					Shares
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[17]		Vanguard Market Liquidity Fund (Cost $6,999)	4.367%		70,000	6,999
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	8/1/25	122	$111.00	13,542	32

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-IG-S44-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	8/20/25	0.60%	26,208	6
5-Year CDX-NA-IG-S44-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	8/20/25	0.60%	15,725	4
					10
Total Options Purchased (Cost $60)					42
Total Investments (98.0%) (Cost $771,861)					781,234
Other Assets and Liabilities—Net (2.0%)					15,852
Net Assets (100%)					797,086
Cost is in $000.
1	Securities with a value of $168 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $1,266 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $2,254 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $80,078, representing 10.0% of net assets.
6	Face amount denominated in Australian dollars.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
11	Guaranteed by the Republic of Azerbaijan.
12	Face amount denominated in Canadian dollars.
13	Guaranteed by the Republic of Hungary.
14	Face amount denominated in Japanese yen.
15	Guaranteed by the Government of Japan.
16	Guaranteed by the Republic of Poland.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
JPMC—JPMorgan Chase Bank, N.A.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	61	12,626	(9)
5-Year Government of Canada Bond	September 2025	87	7,108	(30)
5-Year U.S. Treasury Note	September 2025	29	3,137	(1)
10-Year Government of Canada Bond	September 2025	56	4,871	(22)
10-Year U.S. Treasury Note	September 2025	89	9,885	(26)
AUD 5-Year Treasury Bond	September 2025	5	297	—
Euro-Bobl	September 2025	123	16,461	(31)
Euro-Bund	September 2025	42	6,217	3
Long Gilt	September 2025	18	2,191	8
Long U.S. Treasury Bond	September 2025	22	2,512	12

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ultra 10-Year U.S. Treasury Note	September 2025	18	2,035	(1)
Ultra Long U.S. Treasury Bond	September 2025	9	1,056	—
				(97)

Short Futures Contracts
10-Year Japanese Government Bond	September 2025	(8)	(7,323)	27
AUD 3-Year Treasury Bond	September 2025	(254)	(17,517)	18
AUD 10-Year Treasury Bond	September 2025	(79)	(5,777)	3
Euro-Buxl	September 2025	(42)	(5,626)	86
Euro-OAT	September 2025	(7)	(985)	9
Euro-Schatz	September 2025	(26)	(3,176)	5
Mini 10-Year Japanese Government Bond	September 2025	(20)	(1,831)	7
				155
				58

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	8/5/25	AUD	61,464	USD	39,563	—	(62)
Toronto-Dominion Bank	8/5/25	AUD	355	USD	232	—	(4)
Royal Bank of Canada	8/5/25	AUD	115	USD	75	—	(1)
Canadian Imperial Bank of Commerce	8/5/25	AUD	79	USD	52	—	(1)
Toronto-Dominion Bank	8/1/25	CAD	1,761	USD	1,272	—	(1)
Standard Chartered Bank	8/1/25	CAD	70	USD	52	—	(1)
Barclays Bank plc	8/1/25	CAD	43	USD	31	—	(1)
JPMorgan Chase Bank, N.A.	9/2/25	CAD	42	USD	31	—	—
UBS AG	8/1/25	CAD	36	USD	26	—	—
Toronto-Dominion Bank	8/5/25	CAD	35	USD	25	—	—
Barclays Bank plc	8/5/25	CHF	4	USD	5	—	—
HSBC Bank plc	9/2/25	CHF	4	USD	5	—	—
BNP Paribas	8/4/25	EUR	192,824	USD	220,398	—	(347)
HSBC Bank plc	8/4/25	EUR	10,660	USD	12,453	—	(288)
Toronto-Dominion Bank	8/4/25	EUR	4,367	USD	5,132	—	(149)
Standard Chartered Bank	8/4/25	EUR	2,713	USD	3,147	—	(52)
Canadian Imperial Bank of Commerce	8/4/25	EUR	1,487	USD	1,747	—	(49)
Citibank, N.A.	8/4/25	EUR	1,041	USD	1,215	—	(27)
Bank of America, N.A.	8/4/25	EUR	272	USD	315	—	(5)
State Street Bank & Trust Co.	8/4/25	EUR	254	USD	293	—	(3)
JPMorgan Chase Bank, N.A.	8/4/25	GBP	41,727	USD	55,137	—	(31)
Toronto-Dominion Bank	9/2/25	GBP	814	USD	1,081	—	(6)
Barclays Bank plc	8/4/25	GBP	159	USD	216	—	(6)
Toronto-Dominion Bank	8/4/25	JPY	240,438	USD	1,602	—	(8)
State Street Bank & Trust Co.	9/17/25	JPY	153,140	USD	1,069	—	(48)
Standard Chartered Bank	8/4/25	JPY	19,663	USD	134	—	(3)
JPMorgan Chase Bank, N.A.	8/4/25	JPY	4,050	USD	28	—	(1)
Barclays Bank plc	8/4/25	JPY	3,986	USD	27	—	(1)
HSBC Bank plc	8/4/25	JPY	3,299	USD	22	—	—
UBS AG	8/4/25	MXN	821	USD	43	—	—
Barclays Bank plc	9/3/25	MXN	821	USD	43	—	—
State Street Bank & Trust Co.	8/4/25	SEK	25	USD	3	—	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	8/5/25	USD	40,158	AUD	61,456	663	—
JPMorgan Chase Bank, N.A.	9/2/25	USD	39,530	AUD	61,384	60	—
Standard Chartered Bank	9/2/25	USD	620	AUD	964	—	—
UBS AG	8/5/25	USD	288	AUD	438	7	—
State Street Bank & Trust Co.	9/2/25	USD	68	AUD	106	—	—
Société Generale	8/5/25	USD	55	AUD	84	1	—
Bank of America, N.A.	8/5/25	USD	23	AUD	35	—	—
Toronto-Dominion Bank	9/2/25	USD	1,278	CAD	1,767	1	—
BNP Paribas	8/1/25	USD	1,130	CAD	1,543	17	—
Standard Chartered Bank	8/1/25	USD	61	CAD	83	1	—
Bank of America, N.A.	8/1/25	USD	57	CAD	79	1	—
JPMorgan Chase Bank, N.A.	8/1/25	USD	53	CAD	73	1	—
Toronto-Dominion Bank	8/1/25	USD	38	CAD	51	1	—
Goldman Sachs Bank USA	8/1/25	USD	35	CAD	47	1	—
Standard Chartered Bank	8/5/25	USD	25	CAD	35	—	—
HSBC Bank plc	8/1/25	USD	24	CAD	33	—	—
JPMorgan Chase Bank, N.A.	9/17/25	USD	539	CHF	433	3	—
HSBC Bank plc	8/5/25	USD	5	CHF	4	—	—
State Street Bank & Trust Co.	8/4/25	USD	237,520	EUR	202,393	6,550	—
BNP Paribas	9/2/25	USD	220,822	EUR	192,824	335	—
Barclays Bank plc	8/4/25	USD	6,027	EUR	5,161	137	—
UBS AG	8/4/25	USD	3,220	EUR	2,751	80	—
Morgan Stanley Capital Services LLC	8/4/25	USD	2,340	EUR	1,995	63	—
State Street Bank & Trust Co.	9/2/25	USD	1,110	EUR	970	1	—
Barclays Bank plc	9/2/25	USD	1,077	EUR	937	6	—
Toronto-Dominion Bank	8/4/25	USD	977	EUR	832	27	—
Standard Chartered Bank	9/2/25	USD	955	EUR	834	1	—
Standard Chartered Bank	8/4/25	USD	571	EUR	484	18	—
JPMorgan Chase Bank, N.A.	9/2/25	USD	57,736	GBP	43,682	30	—
JPMorgan Chase Bank, N.A.	8/4/25	USD	49,362	GBP	36,059	1,741	—
Bank of America, N.A.	8/4/25	USD	2,479	GBP	1,855	29	—
State Street Bank & Trust Co.	8/4/25	USD	2,308	GBP	1,715	43	—
Canadian Imperial Bank of Commerce	8/4/25	USD	1,106	GBP	813	33	—
Morgan Stanley Capital Services LLC	8/4/25	USD	1,093	GBP	796	41	—
UBS AG	8/4/25	USD	868	GBP	648	12	—
Toronto-Dominion Bank	8/4/25	USD	1,806	JPY	259,823	83	—
Toronto-Dominion Bank	9/2/25	USD	1,607	JPY	240,438	7	—
Wells Fargo Bank N.A.	8/4/25	USD	55	JPY	8,173	1	—
State Street Bank & Trust Co.	8/4/25	USD	23	JPY	3,439	1	—
Barclays Bank plc	8/4/25	USD	44	MXN	821	—	—
Barclays Bank plc	9/17/25	GBP	285	SEK	3,637	4	—
State Street Bank & Trust Co.	8/4/25	USD	3	SEK	25	—	—
State Street Bank & Trust Co.	9/2/25	USD	3	SEK	25	—	—
						10,000	(1,095)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S44-V1	6/20/30	USD	83,750	1.000	1,914	724
iTraxx Europe-S43-V1	6/20/30	EUR	9,300	1.000	239	21
						745
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Kering SA/NR	6/20/30	GSI	2,400[2]	1.000	6	(4)	10	—
Stellantis NV/Baa2	6/20/30	JPMC	800[2]	5.000	132	132	—	—
					138	128	10	—

Credit Protection Purchased
Republic of Peru	6/20/30	BANA	590	(1.000)	(7)	(3)	—	(4)
Unibail-Rodamco-Westfield SE	6/20/28	BARC	600[2]	(1.000)	(12)	27	—	(39)
Unibail-Rodamco-Westfield SE	6/20/28	JPMC	600[2]	(1.000)	(12)	19	—	(31)
					(31)	43	—	(74)
					107	171	10	(74)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $7,148 and cash of $60 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/19/26	N/A	11,000[1]	4.060[2]	(4.390)[3]	(17)	(16)
5/19/27	N/A	5,750[1]	4.390[3]	(3.780)[2]	6	7
6/12/27	N/A	1,273,330[4]	0.478[5]	(0.945)[2]	(30)	(30)
6/16/27	N/A	1,274,860[4]	0.478[5]	(0.906)[2]	(23)	(23)
6/24/27	N/A	3,436[6]	1.919[7]	(1.766)[2]	7	7
6/24/27	N/A	2,994[8]	3.681[2]	(4.217)[9]	(2)	(2)
5/19/28	N/A	6,500[1]	3.720[2]	(4.390)[3]	10	7
12/20/28	12/17/25[10]	4,645[11]	2.457[12]	(0.000)[13]	(26)	(26)
12/20/28	12/17/25[10]	4,645[11]	2.509[12]	(0.000)[13]	(22)	(22)

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/20/30	N/A	4,000[1]	4.390[3]	(3.750)[2]	(24)	(20)
9/10/35	9/10/25[10]	2,000[6]	2.381[2]	(0.000)[7]	(30)	(23)
					(151)	(141)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Notional amount denominated in Japanese yen.
5 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
6 Notional amount denominated in euro.
7 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
8 Notional amount denominated in British pound.
9 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
10 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
11 Notional amount denominated in Canadian dollar.
12 Interest payment received/paid semi-annually.
13 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/paid semi-annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
E.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
F.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
H.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	73,009	—	73,009
Asset-Backed/Commercial Mortgage-Backed Securities	—	146	—	146
Corporate Bonds	—	539,214	—	539,214
Floating Rate Loan Interests	—	76	—	76
Sovereign Bonds	—	160,955	—	160,955
Taxable Municipal Bonds	—	793	—	793
Temporary Cash Investments	6,999	—	—	6,999
Options Purchased	32	10	—	42
Total	7,031	774,203	—	781,234

Derivative Financial Instruments
Assets
Futures Contracts[1]	178	—	—	178
Forward Currency Contracts	—	10,000	—	10,000
Swap Contracts	766[1]	10	—	776
Total	944	10,010	—	10,954
Liabilities
Futures Contracts[1]	(120)	—	—	(120)
Forward Currency Contracts	—	(1,095)	—	(1,095)
Swap Contracts	(162)[1]	(74)	—	(236)
Total	(282)	(1,169)	—	(1,451)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.